AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 29, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _X_
                               (File No. 33-11549)
                         Post-Effective Amendment No. 18

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940              _X_
                              (File No. 811-04995)
                         Post-Effective Amendment No. 19


                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

            Kelly K. Orning, Compliance and Administration Associate
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

     It is proposed that this filing will become effective (check appropriate box):
     ____ immediately upon filing pursuant to paragraph (b) of rule 485
     ____ on (specify date) pursuant to paragraph (b) of rule 485
     ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
     _XX_ on August 1, 1998 pursuant to paragraph (a)(1) of rule 485
     ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
     ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

     If appropriate, check the following box:
     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about May 30, 1998.

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 29, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _X_
                               (File No. 2-91312)
                         Post-Effective Amendment No. 22

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940              _X_
                              (File No. 811-04033)
                         Post-Effective Amendment No. 23


                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

            Kelly K. Orning, Compliance and Administration Associate
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

     It is proposed that this filing will become effective (check appropriate box):
     ____ immediately upon filing pursuant to paragraph (b) of rule 485
     ____ on (specify date) pursuant to paragraph (b) of rule 485
     ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
     _XX_ on August 1, 1998 pursuant to paragraph (a)(1) of rule 485
     ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
     ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

     If appropriate, check the following box:
     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about May 30, 1998.

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 29, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _X_
                               (File No. 2-91313)
                         Post-Effective Amendment No. 19

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940              _X_
                              (File No. 811-04032)
                         Post-Effective Amendment No. 20


                           SIT MONEY MARKET FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

            Kelly K. Orning, Compliance and Administration Associate
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

     It is proposed that this filing will become effective (check appropriate box):
     ____ immediately upon filing pursuant to paragraph (b) of rule 485
     ____ on (specify date) pursuant to paragraph (b) of rule 485
     ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
     _XX_ on August 1, 1998 pursuant to paragraph (a)(1) of rule 485
     ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
     ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

     If appropriate, check the following box:
     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about May 30, 1998.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET


ITEM #      CAPTION                                      PROSPECTUS CAPTION
------      -------                                      ------------------
  1         Front and Back Cover Pages                   Inside Front Cover and Inside Back Cover of Prospectus

  2         Synopsis                                     Prospectus Summary

  3         Condensed Financial                          Financial Highlights
            Information

  4         General Description of Registrant            Investment Objectives and Policies; Common
                                                         Policies and Information; Capitalization and
                                                         Voting Rights; Additional Information

  5         Management of the Fund                       Summary of Fund Expenses; Custodian and
                                                         Transfer Agent; Management; Additional Information

  6         Capital Stock and Other                      Dividend Reinvestment; Securities Exchanges;
                                                         Capitalization and Voting Rights; Taxes; Additional
                                                         Information

  7         Purchase of Securities Being                 How to Purchase Fund Shares; Exchanges;
            Offered                                      Retirement Accounts; Computation of Net Asset Value

  8         Redemption or Repurchase                     Redemption of Fund Shares

  9         Pending Legal Proceedings                    Not Applicable


ITEM #      CAPTION                                      STATEMENT OF ADDITIONAL INFORMATION CAPTION
------      -------                                      -------------------------------------------

  10        Cover Page                                   Cover Page of Statement of Additional Information

  11        Table of Contents                            Table of Contents

  12        General Information and History              Not Applicable

  13        Investment Objectives and Policies           Additional Investment Restrictions; Securities in
                                                         which the Funds May Invest

  14        Management of the Fund                       Management; Investment Adviser

  15        Control Persons and Principal                Control Persons and Principal Holders
            Holders of Securities



ITEM #      CAPTION                                      STATEMENT OF ADDITIONAL INFORMATION CAPTION
------      -------                                      -------------------------------------------

  16        Investment Advisory and Other                Investment Adviser
            Services

  17        Brokerage Allocation                         Brokerage

  18        Capital Stock and Other Securities           Capitalization and Voting Rights (in Prospectus)

  19        Purchase, Redemption and Pricing             Computation of Net Asset Value
            of Securities Being Offered

  20        Tax Status                                   Taxes

  21        Underwriters                                 SIA Securities Corp.

  22        Calculation of Performance Data              Calculation of Performance Data

  23        Financial Statements                         Financial Statements


                              BOND FUNDS PROSPECTUS

                                 August 1, 1998





                         A FAMILY OF 100% NO-LOAD FUNDS
                         ------------------------------

                                MONEY MARKET FUND

                         U.S. GOVERNMENT SECURITIES FUND

                                    BOND FUND

                              TAX-FREE INCOME FUND

                         MINNESOTA TAX-FREE INCOME FUND





                            [LOGO] SIT(SM) MUTUAL FUNDS
                                           THE INVESTMENT IS MUTUAL.(SM)

                                SIT MUTUAL FUNDS

                  4600 Norwest Center - Minneapolis, MN 55402
                 www.sitfunds.com * e-mail: info@sitinvest.com
                          612-334-5888 or 800-332-5580


                                   [GRAPHIC]
                              SIT FAMILY OF FUNDS

PRINCIPAL STABILITY & CURRENT INCOME

STABILITY:           INCOME:             GROWTH:            HIGH GROWTH:
Safety of principal  Increased income    Long-term capital  Long-term capital
and current income                       appreciation       appreciation
                                         and income


GROWTH POTENTIAL

MONEY MARKET         U.S. GOVERNMENT     BALANCED           MID CAP GROWTH
                      SECURITIES         LARGE CAP GROWTH   INTERNATIONAL GROWTH
                     TAX-FREE INCOME     REGIONAL GROWTH    SMALL CAP GROWTH
                     MINNESOTA TAX-FREE                     SCIENCE AND
                      INCOME                                  TECHNOLOGY GROWTH
                     BOND                                   DEVELOPING MARKETS
                                                              GROWTH



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS (AND/OR IN THE STATEMENT OF ADDITIONAL INFORMATION REFERRED TO ON THE COVER PAGE OF THIS PROSPECTUS), AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION BY ANYONE IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO, OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NOT PART OF THIS PROSPECTUS.

                                   PROSPECTUS

                                 August 1, 1998

The Funds have the following investment objectives:


MONEY MARKET FUND
--------------------------------------------------------------------------------

The objective of the Money Market Fund is to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in short-term debt instruments which mature in 397 days or less and by maintaining a dollar-weighted portfolio maturity of 90 days or less. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.


BOND FUND
--------------------------------------------------------------------------------

The objective of the Bond Fund is to maximize total return, consistent with preservation of capital. The Fund pursues this objective by investing in a diversified portfolio of fixed-income securities.


TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities.


MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

The objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.



These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy of adequate of this prospectus. Any representations to the contrary is a criminal offense.

                           SIT MONEY MARKET FUND, INC.
                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
                                  SIT BOND FUND
                            SIT TAX-FREE INCOME FUND
                       SIT MINNESOTA TAX-FREE INCOME FUND


                               TABLE OF CONTENTS

Summary of Fund Expenses.............................   4          Portfolio Turnover.............................  28
Financial Highlights.................................   5          Relationship of Debt Securities &
Performance..........................................  11               Interest Rates ...........................  29
Investment Objectives and Policies...................  14          Temporary Defensive Investments................  29
   Money Market Fund.................................  14          Ratings of Debt Securities.....................  29
   U.S. Government Securities Fund...................  16          Fund Borrowing.................................  29
   Bond Fund.........................................  17          Other Investment Restrictions..................  30
   Tax-Free Income Fund..............................  21       Computation of Net Asset Value....................  30
   Minnesota Tax-Free Income Fund....................  21       How to Purchase Fund Shares.......................  30
   Common Policies of Tax-Free Funds.................  23       Redemption of Fund Shares.........................  32
Common Policies and Information......................  25       Exchanges.........................................  33
   Collateralized Mortgage Obligations...............  25       Checkwriting......................................  34
   Zero Coupon Securites.............................  25       Dividends ........................................  34
   Futures, Options & Swap Agreements................  25       Retirement and other Tax-Deferred
   When-Issued and Forward                                         Accounts ......................................  34
        Commitment Securities........................  26       Custodian and Transfer Agent .....................  35
   Repurchase Agreements ............................  26       Management .......................................  35
   Illiquid Securities...............................  27       Taxes ............................................  36
   Variable & Floating Rate Notes....................  27       Capitalization and Voting Rights..................  38
   Trust Preferred Securities........................  27       Year 2000 Computer Issue..........................  38
   Duration..........................................  28       Additional Information............................  39

                               PROSPECTUS SUMMARY


THE FUNDS
--------------------------------------------------------------------------------

The Funds are 100% no-load, open-end, diversified (except the Minnesota Tax-Free Income Fund which is non-diversified), management investment companies (commonly known as a "mutual funds"), as defined in the Investment Company Act of 1940 (the "1940 Act").


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

The investment objectives of the Funds are set forth on page 1 of this prospectus. The investment objective of each Fund is "fundamental," which means that it may not be changed unless approved by a vote of the "majority" of the shareholders of such Fund (as defined in the 1940 Act). There can be no assurance that the investment objectives of any of the Funds will be achieved.


INVESTMENT ADVISER
--------------------------------------------------------------------------------

Sit Investment Associates, Inc. (the "Adviser") serves as the investment adviser to each Fund and receives an annual fee based on a percentage of average daily net assets. The percentage varies from Fund to Fund. The Adviser manages nearly $6 billion for both public and private clients, including over $1.5 billion for the 13 Sit Mutual Funds.


PRICE OF FUND SHARES
--------------------------------------------------------------------------------

Fund shares are sold at their net asset value ("NAV"). There is no sales charge or redemption fee. The NAV is based upon the market value of the securities owned by a Fund and is determined once daily as of the close of the New York Stock Exchange on each day the Exchange is open for trading.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

You can purchase shares of any Fund with no sales charges at the next determined NAV by completing the application and mailing it, along with a check to the Funds at the address as listed on the inside back cover of this prospectus or as instructed on the application. See the section "How to Purchase Fund Shares" for information on wiring money for purchases.


================================================================================
                                  100% NO-LOAD
                              NO SALES COMMISSIONS
                            NO DEFERRED SALES CHARGES
                                  NO 12b-1 FEES

         $2,000 MINIMUM INITIAL INVESTMENT -- $100 SUBSEQUENT INVESTMENT
              NO MINIMUM INVESTMENT FOR IRAs, RETIREMENT PLANS, OR
                GIFTS / TRANSFERS TO MINORS (UGMA/UTMA) ACCOUNTS

           ELECTRONIC TRANSFER OF FUNDS FOR PURCHASES AND REDEMPTIONS
                        AUTOMATIC MONTHLY INVESTMENT PLAN
                           NO CHARGE FOR CHECKWRITING
                             NO CHARGE FOR EXCHANGES
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

The fund expense summary was developed for use by all mutual funds. You should consider this expense information as well as other important information in this prospectus:

                                                               MONEY           U.S.                     TAX-FREE       MINNESOTA
                                                              MARKET        GOVERNMENT        BOND       INCOME        TAX-FREE
SHAREHOLDER TRANSACTION EXPENSES                               FUND       SECURITIES FUND     FUND        FUND       INCOME FUND
--------------------------------                               ----       ---------------     ----        ----       -----------
Sales load on purchases none                                   none            none           none        none
Sales load on reinvested dividends                             none            none           none        none           none
Deferred sales load none                                       none            none           none        none
Redemption fees                                                none            none           none        none           none
Exchange fees                                                  none            none           none        none           none
ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets)
------------------------------
Management fees.....................................           .50% (1)        .80% (1)       .80%        .76% (1)       .80%
12b-1 fees..........................................           none            none           none        none           none
Other expenses......................................           none            none           none        none           none
                                                               ----            ----           ----        ----           ----
Total fund operating expenses.......................           .50% (1)        .80% (1)       .80%        .76% (1)       .80%
                                                               ====            ====           ====        ====           ====

     (1)  Net of voluntary fee waiver.
------------------------------
     EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming (a) 5% annual rate of return and (b) redemption at the end of each period.

                                                               MONEY           U.S.                     TAX-FREE       MINNESOTA
                                                              MARKET        GOVERNMENT        BOND       INCOME        TAX-FREE
                                                               FUND       SECURITIES FUND     FUND        FUND       INCOME FUND
                                                               ----       ---------------     ----        ----       -----------
            1 year.................................           $   5           $    8          $   8       $   8          $   8
            3 years................................              16               26             26          25             26
            5 years................................              29               44             44          43             44
            10 years...............................              64               99             99          97             99

The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. No transaction expenses are incurred by you when you buy or sell shares of the Funds. Management fees and other expenses are reflected in each Fund's share price and are not charged directly to individual shareholder accounts.

Each Fund has engaged the Adviser as its investment adviser pursuant to an Investment Management Agreement. Absent voluntary fee waivers by the Adviser, Bond Fund, Minnesota Tax-Free Income Fund, Tax-Free Income Fund and Money Market Fund are obligated under the Funds' Investment Management Agreements to pay the Adviser annual management fees of .80%, (.60% of assets in excess of $50 million for the Money Market Fund) per year of the Funds' average daily net assets; U.S. Government Securities Fund is obligated to pay the Adviser an annual management fee of 1.00% (.80% of assets in excess of $50 million) per year of the Fund's average daily net assets; however, the Adviser is obligated to pay all of each Fund's other expenses (other than extraordinary expenses, interest, brokerage commissions and other transaction charges). See "Management - Investment Adviser."

For the period October 1, 1993 through December 31, 1999, the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of U.S. Government Securities Fund and Money Market Fund to .80% and .50% of average daily net assets per year, respectively, and of Tax-Free Income Fund to .70% of the Fund's average daily net assets in excess of $250 million and .60% of the Fund's average daily net assets in excess of $500 million. After December 31, 1999, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables show certain important financial information for evaluating each Fund. This information has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of a Fund are contained in the Funds' Annual Report and the Statement of Additional Information, which, if not included with this Prospectus, may be obtained upon request and without charge.

Per share data for a share of capital stock outstanding during the period and selected information for each period are as follows:

                              SIT MONEY MARKET FUND

As of November 1, 1993, the Fund's name was changed to Sit Money Market Fund, Inc. from Sit Investment Reserve Fund, Inc. Effective on this date, the Fund's primary investment policy was amended to comply with Rule 2a-7 of the Investment Company Act of 1940 governing money market funds. The Fund's investment objective, however, remains the achievement of maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Per share amounts prior to November 1, 1993 have been restated to reflect the
9.98 to 1 stock split.

                                                MONEY MARKET FUND
                              -----------------------------------------------------
                                                                        Period from
                                                                           Nov. 1,
                                         Years Ended March 31,             1993 to
                              ----------------------------------------    March 31,
                                 1998      1997       1996       1995      1994(1)
                              ------------------------------------------------------
NET ASSET VALUE:
Beginning of period             $1.00     $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income           0.05      0.05       0.05       0.04       0.01
------------------------------------------------------------------------------------
 Total from operations           0.05      0.05       0.05       0.04       0.01
------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income     (0.05)    (0.05)     (0.05)     (0.04)     (0.01)
NET ASSET VALUE:
End of period                   $1.00     $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------
Total investment return(2)       5.29%     5.04%      5.44%      4.57%      1.14%
------------------------------------------------------------------------------------
 Net assets at end of period
(000's omitted)               $43,111   $32,668    $21,260    $29,822    $17,864


RATIOS (%):
Expenses to average
   daily net assets              0.50(4)   0.50(4)    0.50(4)    0.50(4)    0.50(4)
Net investment income to
   average daily net assets      5.12(4)   4.93(4)    5.35(4)    4.63(4)    2.76(4)


                       [WIDE TABLE CONTINUED FROM ABOVE]

                                               INVESTMENT RESERVE FUND
                              -------------------------------------------------------
                              Period from
                                July 1,
                                1993 to               Years Ended June 30,
                                Oct. 31, --------------------------------------------
                                 1993       1993      1992     1991     1990    1989
                              -------------------------------------------------------
NET ASSET VALUE:
Beginning of period             $1.00      $1.00     $1.00    $1.00    $1.00   $1.00
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income           0.01       0.03      0.05     0.07     0.08    0.07
-------------------------------------------------------------------------------------
 Total from operations           0.01       0.03      0.05     0.07     0.08    0.07
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income     (0.01)     (0.03)    (0.05)   (0.07)   (0.08)  (0.07)
NET ASSET VALUE:
End of period                   $1.00      $1.00     $1.00    $1.00    $1.00   $1.00
-------------------------------------------------------------------------------------
Total investment return(2)       0.92%      3.02%     5.03%    7.14%    7.94%   7.79%
-------------------------------------------------------------------------------------
 Net assets at end of period
(000's omitted)               $12,626    $10,869   $16,234   $7,729   $4,764  $6,427


RATIOS (%):
Expenses to average
   daily net assets              0.72(4)    0.80(3)   0.80(3)  0.86(3)  1.00    1.00
Net investment income to
   average daily net assets      2.67(4)    2.98(3)   4.74(3)  6.87(3)  7.61    7.24

---------------

(1) Period from November 1, 1993 through March 31, 1994 due to fiscal year end change.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(3) Prior to January 1, 1993, total Fund expenses were contractually limited to 1.00% of average daily net assets for the first $30 million of Fund net assets. Subsequent to January 1, 1993, total Fund expenses are contractually limited to .80% of the first $50 million of Fund net assets. However, during the years ended June 30, 1993, 1992, and 1991, the investment adviser voluntarily absorbed $16,480, $20,635 and $8,824 of expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to daily net assets would have been .91% for the year ended June 30, 1993 and 1.00% for the years ended June 30, 1992 and 1991 and the ratio of net investment income to daily net assets would have been 2.87%, 4.54% and 6.73%, respectively.
(4) Percentages for the periods ended March 31, 1994, and October 31, 1993, are adjusted to an annual rate. Total Fund expenses are contractually limited to .80% of average daily net assets for the first $50 million in Fund net assets and .60% of average daily net assets for Fund net assets exceeding $50 million. However, during the periods ended March 31, 1998, 1997, 1996, 1995 and 1994, and October 31, 1993, the investment adviser voluntarily absorbed $98,857, $78,042, $66,862, $63,828, $17,565, and $3,224,
     respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for each of these periods and the ratio of net investment income to average daily net assets would have been 4.82% 4.63%, 5.05%, 4.33%, 2.46%, and 2.59%, respectively.

                       SIT U.S. GOVERNMENT SECURITIES FUND

                                                                            Nine Months
                                             Years Ended March 31,             Ended                Years Ended June 30,
                                   ---------------------------------------   March 31, ---------------------------------------------
                                      1998      1997      1996      1995      1994(1)    1993      1992      1991      1990    1989
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
 Beginning of period                $10.28    $10.47    $10.28    $10.50    $10.73     $10.81    $10.54    $10.31    $10.24  $10.24
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                 .63       .65       .70       .67       .47        .71       .77       .79       .82     .85
 Net realized and unrealized gains
  (losses) on investments              .35      (.19)      .19      (.22)     (.18)       .07       .44       .23       .07    ----
------------------------------------------------------------------------------------------------------------------------------------
 Total from operations                 .98       .46       .89       .45       .29        .78      1.21      1.02       .89     .85
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income           (.63)     (.65)     (.70)     (.67)     (.47)      (.71)     (.77)     (.79)     (.82)   (.84)
 From realized gains                  ----      ----      ----      ----      (.05)      (.15)     (.17)     ----      ----    (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (.63)     (.65)     (.70)     (.67)     (.52)      (.86)     (.94)     (.79)     (.82)   (.85)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
 End of period                      $10.63    $10.28    $10.47    $10.28    $10.50     $10.73    $10.81    $10.54    $10.31  $10.24
------------------------------------------------------------------------------------------------------------------------------------
 Total investment return (2)          9.70%     4.55%     8.87%     4.47%     2.70%      7.50%    11.87%    10.19%     9.07%   8.69%
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
  (000's omitted)                 $103,868   $73,394   $52,450   $37,454   $38,683    $31,538   $35,353   $30,153   $13,290 $11,721


RATIOS (%):
Expenses to average daily
 net assets                           0.80(4)   0.80(4)   0.80(4)   0.80(4)   0.86(4)    0.89(3)   0.80(3)   0.90(3)   1.25    1.25
Net investment income to
 average daily net assets             5.93(4)   6.30(4)   6.72(4)   6.48(4)   5.79(4)    6.60(3)   7.28(3)   7.60(3)   8.02    8.33
Portfolio turnover rate
 (excluding short-term securities)   50.67     85.21     51.37     38.51     73.87      76.66    133.86    118.27    126.34  138.79

--------------

(1) Nine month period from July 1, 1993 through March 31, 1994 due to fiscal year end change.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(3) Prior to January 1, 1993, total Fund expenses were contractually limited to 1.25% of average daily net assets for the first $30 million of Fund average daily net assets and 1.00% of average daily net assets exceeding $30 million. However, during the years ended June 30, 1993, 1992, and 1991, the investment adviser voluntarily absorbed an additional $72,628, $134,559, and $67,810 of expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.11%, 1.21%, and 1.25%, respectively for these periods, and the ratio of net investment income to average daily net assets would have been 6.38%, 6.87%, and 7.25%, respectively.
(4) Percentages for the period March 31, 1994, are adjusted to an annual rate. Total Fund expenses are contractually limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets exceeding $50 million. However, during the periods ended March 31, 1998, 1997, 1996, 1995 and 1994, the investment adviser voluntarily absorbed $100,000, $99,999, $88,625, $73,460 and $39,324 of expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .91% and .97% for the periods ended March 31, 1998 and 1997, respectively, and 1.00% for the periods ended March 31, 1996, 1995, and 1994 and the ratio of net investment income to average daily net assets would have been 5.82%, 6.13%, 6.52%, 6.28% and 5.65%, respectively.

                                  SIT BOND FUND

                                                                                                   Period from
                                                                                                   December 1,
                                                                                                   1993 (1) to
                                                                       Years Ended March 31,        March 31,
                                                              1998      1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE:
 Beginning of period                                         $9.62     $9.83     $9.48     $9.69    $10.00
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                         .63       .64       .64       .62       .19
 Net realized and unrealized
   gains (losses) on investments                               .43      (.14)      .35      (.21)     (.31)
-------------------------------------------------------------------------------------------------------------
Total from operations                                         1.06       .50       .99       .41      (.12)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                   (.63)     (.64)     (.64)     (.62)     (.19)
 From realized gains                                          (.02)     (.07)      ---       ---       ---
-------------------------------------------------------------------------------------------------------------
Total distributions                                           (.65)     (.71)     (.64)     (.62)     (.19)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
 End of period                                              $10.03     $9.62     $9.83     $9.48     $9.69
-------------------------------------------------------------------------------------------------------------
Total investment return (2)                                  11.22%     5.21     10.57%     4.51%    (1.22%)
-------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)                $10,706    $6,403    $5,222    $3,533    $3,403


RATIOS (%):
 Expenses to average daily net assets                         0.80      0.80      0.80      0.80      0.80(3)
 Net investment income to average daily net assets            6.31      6.52      6.49      6.63      6.24(3)
 Portfolio turnover rate (excluding short-term securities)   76.15    128.06    159.45     41.25     43.49

---------------

(1)  Commencement of operations.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(3)  Adjusted to an annual rate.

                            SIT TAX-FREE INCOME FUND

Since November 1, 1993, the Fund has been named Sit Tax-Free Income Fund, a series of Mutual Funds II, Inc. Prior to November 1, 1993, the Fund was named Sit "New Beginning" Tax-Free Income Fund, and prior to September 15, 1988, the Fund was named Sit "New Beginning" Yield Fund, Inc. Effective September 28, 1988, the Fund's primary investment objectives and policies were changed from earning current income (taxable) to providing a high level of federally tax-exempt income. The securities in which the Fund now invests are not the same as those in which it could previously invest. The information below has been presented in separate columns for the periods before and after the change in investment objectives and policies.

                                                                      TAX-FREE INCOME FUND
                              ------------------------------------------------------------------------------------------------------
                                                                          Nine Months
                                          Years Ended March 31,              Ended             Years Ended June 30,         Period
                              -------------------------------------------   March 31,  ---------------------------------   9/29/88-
                                  1998       1997       1996       1995      1994(1)     1993      1992     1991    1990  6/30/89(2)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
 Beginning of period             $9.98      $9.88      $9.70      $9.63     $10.02      $9.74     $9.59    $9.61    $9.69   $9.65
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income             .54        .56        .56        .56        .43        .60       .69      .74      .78     .57
 Net realized and unrealized
  gains (losses) on
  investments                      .50        .10        .18        .09       (.30)       .32       .15     (.02)    (.08)    .04
------------------------------------------------------------------------------------------------------------------------------------
Total from operations             1.04        .66        .74        .65        .13        .92       .84      .72      .70     .61
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income       (.54)      (.56)      (.56)      (.56)      (.43)      (.60)     (.69)    (.74)    (.78)   (.57)
 From realized gains              (.07)      ----       ----       (.02)      (.09)      (.04)     ----     ----     ----    ----
------------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.61)      (.56)      (.56)      (.58)      (.52)      (.64)     (.69)    (.74)    (.78)   (.57)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
 End of period                  $10.41      $9.98      $9.88      $9.70      $9.63     $10.02     $9.74    $9.59    $9.61   $9.69
------------------------------------------------------------------------------------------------------------------------------------
Total investment return (4)      10.69%      6.82%      7.73%      7.00%      1.19%      9.81%     9.09%    7.76%    7.53%   6.52%
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000's omitted)               $519,579   $342,540   $279,769   $255,157   $324,691   $338,977  $192,808  $86,997  $30,800 $12,901


RATIOS (%):
Expenses to average daily
 net assets                       0.76(6)    0.79(6)    0.80(6)    0.79(6)    0.77(6)    0.80      0.80     0.80     0.80    0.80(7)
Net investment income to
 average daily net assets         5.29(6)    5.63(6)    5.65(6)    5.84(6)    5.68(6)    6.17      7.02     7.62     8.16    8.08(7)
Portfolio turnover rate
 (excluding short-term
 securities)                     21.40      25.34      25.50      13.13      47.56      58.29     80.27    74.48    86.72  132.48

                       [WIDE TABLE CONTINUED FROM ABOVE]

                                YIELD FUND
                                -----------

                                  Period
                                  7/1/88-
                                9/29/88(3)
-------------------------------------------
NET ASSET VALUE:
 Beginning of period           $10.29
-------------------------------------------
OPERATIONS:
 Net investment income            .24
 Net realized and unrealized
  gains (losses) on investments  (.42)
-------------------------------------------
Total from operations            (.18)
-------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income      (.46)
 From realized gains             ----
-------------------------------------------
Total distributions              (.46)
-------------------------------------------
NET ASSET VALUE:
 End of period                  $9.65
-------------------------------------------
Total investment return (4)      0.39%
-------------------------------------------
Net assets at end of period
(000's omitted)                $1,758


RATIOS (%):
Expenses to average daily
 net assets                      1.00(5,7)
Net investment income to
 average daily net assets        7.62(5,7)
Portfolio turnover rate
 (excluding short-term
 securities)                     ----

-------------

(1) Nine month period from July 1, 1993 through March 31, 1994 due to fiscal year end change.
(2) Period from September 29, 1988 (commencement of operations of Tax-Free Income Fund) to June 30, 1989.
(3) Period from July 1, 1988 to September 28, 1988 (termination of operations of Yield Fund).
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(5) Subsequent to September 28, 1988, total Fund expenses are contractually limited to .80% of average daily net assets on an annual basis. Prior to September 29, 1988, expenses were contractually limited to 1.50% of average daily net assets for the first $30 million of Fund net assets. However, during the period from July 1, 1988 to September 28, 1988 and the year ended June 30, 1988, the investment adviser voluntarily absorbed an additional $5,400 and $34,434 in expenses, respectively, that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.50% for these periods and the ratio of net investment income to average daily net assets would have been 7.12% and 8.30%, respectively.
(6) Percentages for the period ended March 31, 1994, are adjusted to an annual rate. Total Fund expenses are contractually limited to .80% of average daily net assets. However, during the periods ended March 31, 1998, 1997, 1996, 1995 and 1994, the investment adviser voluntarily absorbed $171,504, $46,819, $15,540, $24,991 and $77,029 in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for the periods ended March 31, 1998, 1997, 1996, 1995 and 1994, and the ratio of net investment income to average daily net assets would have been 5.25%, 5.62%, 5.65%, 5.83% and 5.65%, respectively.
(7)  Adjusted to an annual rate.

                       SIT MINNESOTA TAX-FREE INCOME FUND

                                                                                                          Period from
                                                                                                          December 1,
                                                                          Years Ended March 31,           1993 (1) to
                                                               ----------------------------------------    March 31,
                                                                 1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
 Beginning of period                                           $10.14     $10.09      $9.96      $9.79     $10.00
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                            .55        .57        .57        .56        .17
 Net realized and unrealized gains
  (losses) on investments                                         .35        .05        .13        .17       (.21)
---------------------------------------------------------------------------------------------------------------------
Total from operations                                             .90        .62        .70        .73       (.04)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                      (.55)      (.57)      (.57)      (.56)      (.17)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
 End of period                                                 $10.49     $10.14     $10.09      $9.96      $9.79
---------------------------------------------------------------------------------------------------------------------
Total investment return (2)                                      9.07%      6.26%      7.12%      7.68%     (0.80%)
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)                  $143,634    $93,976    $62,980    $43,881    $18,105


RATIOS (%):
 Expenses to average daily net assets                            0.80       0.80       0.80       0.80       0.80(3)
 Net investment income to average daily net assets               5.32       5.56       5.62       5.72       5.23(3)
 Portfolio turnover rate (excluding short-term securities)      17.58      17.16      15.85      34.20      12.23

---------------

(1)  Commencement of operations.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(3)  Adjusted to an annual rate.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

From time to time the Funds (other than Money Market Fund) may refer to monthly, quarterly, yearly or cumulative total return and average annual total return in advertisements or other sales literature. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return on and the principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Monthly, quarterly, yearly and cumulative total returns are computed by finding the rates of return over the indicated periods that would equate the initial amount invested to the ending redeemable value. Average annual total return is computed by finding the average annual compounded rates of return over the indicated periods that would equate the initial amount invested to the ending redeemable value. In calculating ending redeemable value, all income and capital gains distributions are assumed to be reinvested in additional Fund shares. Because average annual returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

In advertising and sales literature the Funds may compare performance with that of other mutual funds, indices and other competing investment and deposit products. The composition of these indices or products differs from that of the Funds. The comparison of the Funds to an alternative investment should be made with consideration of differences in features and expected performance. The Funds may also be mentioned in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. For additional information on the types of indices, averages and periodicals that might be utilized by the Funds in advertising and sales literature, see the section "Calculation of Performance Data" in the Statement of Additional Information.

The Lehman Brothers Bond indices include fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's Corporation, or Fitch IBCA, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to ten years, and long term indices include those with maturities of ten years or longer. All returns are market value weighted inclusive of accrued interest. The Aggregate Bond Index is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The Government/Corporate Bond Index includes the Government and Corporate Bond Indices. The Government Bond Index is made up of the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC-registered corporate debt. The Mortgage-Backed Securities Index includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). The Asset-Backed Securities Index is composed of credit card, auto, utility, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structures; no subordinated tranches are included. All securities have an average life of at least one year. The Lehman Intermediate Government Bond Index includes fixed rate investment grade issues with maturities from one to ten years. The Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Returns and attributes for the Muni Index are calculated weekly using approximately 25,000 municipal bonds. Bonds included in the Muni Index are selected to be representative of the market and are classified into four main sectors: General Obligation (state and local), Revenue Bonds (excluded insured revenue bonds), Insured Bonds (includes all bond insurers with Aaa/AAA ratings), and Prerefunded Bonds. The Muni Index also includes zero coupon bonds and bonds which are subject to the alternative minimum tax ("AMT"). The Lehman 5-year Municipal Bond Index is a subset of the Lehman Municipal Bond Index, and is composed of bonds with a maturity range of four to six years.

The following tables illustrate each Fund's average annual total returns and cumulative total returns as of March 31, 1998, and annual total returns for the periods shown.


        Average Annual Total Returns and Cumulative Total Returns                      Annual Total Returns
  ---------------------------------------------------------------------     ----------------------------------------
             U. S. GOVT. SECURITIES FUND  Lehman Inter. Govt Bond Index
             ---------------------------  -----------------------------       Year       U. S. GOVT.      Lehman
  Period in     Average                       Average                         Ended      SECURITIES     Inter. Govt.
      Years     Annual        Cumulative      Annual        Cumulative      March 31,       FUND        Bond Index
  ---------     ------        ----------      ------        ----------      ---------       ----        ----------
 10.8 years*    +  8.2%       + 135.3%       +  8.1%         + 131.7%         1998         +  9.7%        +  9.4%
   10 years     +  7.9        + 113.1        +  8.0          + 115.0          1997         +  4.6         +  4.8
   9  years     +  8.2        + 102.8        +  8.4          + 106.3          1996         +  8.9         +  9.1
    8 years     +  8.0        +  84.7        +  8.0          +  85.2          1995         +  4.5         +  4.3
    7 years     +  7.2        +  62.8        +  7.4          +  65.2          1994         +  4.7         +  2.3
    6 years     +  6.9        +  49.0        +  6.9          +  49.5          1993         +  9.2         + 12.1
    5 years     +  6.4        +  36.5        +  5.9          +  33.4          1992         +  9.2         + 10.5
    4 years     +  6.9        +  30.4        +  6.9          +  30.3          1991         + 13.4         + 12.1
    3 years     +  7.7        +  24.9        +  7.7          +  25.0          1990         +  9.8         + 11.4
    2 years     +  7.1        +  14.7        +  7.0          +  14.6          1989         +  5.1         +  4.2
     1 year     +  9.7        +   9.7        +  9.4          +   9.4          1988*        + 10.4         +  7.7
                * Since Inception on 6/2/87


                       BOND FUND          Lehman Aggregate Bond Index
             ---------------------------  ----------------------------       Year
  Period in     Average                       Average                         Ended         BOND      Lehman Aggreg.
      Years     Annual        Cumulative      Annual        Cumulative      March 31,       FUND        Bond Index
  ---------     ------        ----------      ------        ----------      ---------       ----        ----------
  4.3 years*    +  6.9%       +  33.6%       +  6.9%         +  33.5%         1998         + 11.2%        + 12.0%
    4 years     +  7.8        +  35.2        +  8.1          +  36.7          1997         +  5.2         +  4.9
    3 years     +  9.0        +  29.4        +  9.2          +  30.2          1996         + 10.6         + 10.8
    2 years     +  8.2        +  17.0        +  8.4          +  17.5          1995         +  4.5         +  4.9
     1 year     + 11.2        +  11.2        + 12.0          +  12.0          1994*        -  1.2         -  2.3
                * Since Inception on 12/1/93


             TAX-FREE INCOME FUND         Lehman 5-Year Muni Bond Index
             ---------------------------  -----------------------------       Year
  Period in     Average                       Average                         Ended       TAX FREE     Lehman 5-Year
      Years     Annual        Cumulative      Annual        Cumulative      March 31,   INCOME FUND   Muni Bond Index
  ---------     ------        ----------      ------        ----------      ---------   -----------   ---------------
  9.5 years*    +  7.8%       + 104.0%       +  7.0%         +  90.7%         1998         + 10.7%        +  7.6%
    9 years     +  7.8        +  96.6        +  7.4          +  89.4          1997         +  6.9         +  4.2
    8 years     +  7.7        +  81.3        +  7.1          +  72.5          1996         +  7.7         +  7.3
    7 years     +  7.8        +  68.9        +  6.7          +  57.6          1995         +  7.0         +  5.7
    6 years     +  7.7        +  56.0        +  6.3          +  44.6          1994         +  4.0         +  3.0
    5 years     +  7.2        +  41.8        +  5.5          +  30.1          1993         + 10.0         + 10.4
    4 years     +  8.1        +  36.3        +  6.2          +  27.2          1992         +  8.2         +  9.1
    3 years     +  8.4        +  27.4        +  6.4          +  20.3          1991         +  7.3         +  9.4
    2 years     +  8.8        +  18.3        +  5.9          +  12.1          1990         +  8.5         +  9.8
     1 year     + 10.7        +  10.7        +  7.6          +   7.6          1989*        +  3.8         +  0.7
                * Since Inception on 9/29/88


             MN TAX-FREE INCOME FUND      Lehman 5-Year Muni Bond Index
             ---------------------------  -----------------------------       Year
  Period in     Average                       Average                         Ended     MN TAX FREE    Lehman 5-Year
      Years     Annual        Cumulative      Annual        Cumulative      March 31,   INCOME FUND   Muni Bond Index
  ---------     ------        ----------      ------        ----------      ---------   -----------   ---------------
  4.3 years*    +  6.7%       +  32.6%       +  5.4%         +  25.4%         1998         +  9.1%        +  7.6%
     4 years    +  7.5        +  33.7        +  6.2          +  27.2          1997         +  6.3         +  4.2
     3 years    +  7.5        +  24.2        +  6.4          +  20.3          1996         +  7.1         +  7.3
     2 years    +  7.7        +  15.9        +  5.9          +  12.1          1995         +  7.7         +  5.7
      1 year    +  9.1        +   9.1        +  7.6          +   7.6          1994*        -  0.8         -  1.4
                * Since Inception on 12/1/93


In addition to the investment performance information discussed above, the Funds also may quote a YIELD. A Fund's yield illustrates the rate of income the Fund earns on its investments as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income per share earned during a 30-day period by the Fund's net asset value per share on the last day of the period. The result will then be annualized using a formula which provides for semi-annual compounding of income.

The Money Market Fund may refer to current yield and effective yield in advertisements or other sales literature. The current yield is based on a seven-day period and the effective yield is computed by calculating the effect of annualized compounding.

The Tax-Free Income Fund and Minnesota Tax-Free Income Fund may quote a TAXABLE EQUIVALENT YIELD which is the taxable yield an investor would have to earn to equal an after-tax yield equivalent to the Fund's tax-exempt yield. A taxable equivalent yield is calculated by dividing the Fund's tax-exempt portion of its yield by one minus a stated income tax rate, e.g., 1-28% = 72%. The result is then added to that portion of the yield, if any, that is not tax exempt.

The following tables show the yield that taxable investments would have to earn to equal tax-exempt income earned by an investment in the Tax-Free Income Fund or the Minnesota Tax-Free Income Fund, respectively. The tax-exempt yields shown are for illustrative purposes only and are not indicative of the Funds' yields.


TAX-FREE INCOME FUND

                                                                                         Tax-Exempt Yields
                                                                       4.00%       5.00%       6.00%       7.00%       8.00%
           FEDERAL TAXABLE  INCOME BRACKET             MARGINAL        -----------------------------------------------------
           -------------------------------             FEDERAL
     JOINT RETURNS               SINGLE RETURNS        TAX RATE                     TAXABLE EQUIVALENT YIELDS
----------------------------------------------------------------------------------------------------------------------------
     $0 - $42,350                  $0 - $25,350          15.0%         4.71%       5.88%       7.06%       8.24%       9.41%
 42,350 - 102,300              25,350 -  61,400          28.0          5.56        6.94        8.33        9.72       11.11
102,300 - 155,950              61,400 - 128,100          31.0          5.80        7.25        8.70       10.14       11.59
155,950 - 278,450             128,100 - 278,450          36.0          6.25        7.81        9.38       10.94       12.50
     Over 278,450                  Over 278,450          39.6          6.62        8.28        9.93       11.59       13.25


Tax rates are based on federal tax rates in effect in 1998.


MINNESOTA TAX-FREE INCOME FUND

                                                                                         Tax-Exempt Yields
                                                                       4.00%       5.00%       6.00%       7.00%       8.00%
                                                        APPROX.        -----------------------------------------------------
           FEDERAL TAXABLE  INCOME BRACKET         COMBINED MARGINAL
           -------------------------------          STATE & FEDERAL
    JOINT RETURNS                SINGLE RETURNS        TAX RATE                     TAXABLE EQUIVALENT YIELDS
----------------------------------------------------------------------------------------------------------------------------
     $0 - $23,310                  $0 - $15,940          20.1%         5.01%       6.26%       7.51%       8.76%      10.01%
 23,310 -  42,350              15,940 -  25,350          21.8          5.12        6.39        7.67        8.95       10.23
 42,350 -  91,150              25,350 -  51,610          33.8          6.04        7.55        9.06       10.57       12.08
 91,150 - 102,300              51,610 -  61,400          34.1          6.07        7.59        9.11       10.63       12.14
102,300 - 155,950              61,400 - 128,100          36.9          6.34        7.92        9.50       11.09       12.67
155,950 - 278,450             128,100 - 278,450          41.4          6.83        8.54       10.25       11.95       13.66
     Over 278,450                  Over 278,450          44.7          7.24        9.05       10.86       12.67       14.47


Tax rates are based on federal and Minnesota tax rates in effect in 1998.

The above tables reflect the deduction for state income taxes on the federal income tax form, but do not reflect the federal and state rules for the phase-out of personal exemptions and deductions. The federal tax bracket amounts are scheduled for inflation in future years. If these scheduled changes take effect, they will result in slightly different taxable equivalent yields for 1999 and later years than those shown in the tables.

Yield information may be helpful in considering whether to invest in a Fund. However, because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income credited to your account or the income reported in the Fund's financial statements. A Fund's yield will vary from day to day and past yields should not be considered a representation of future yields.

For additional information regarding the calculation of return figures and yields, see "Calculation of Performance Data" in the Statement of Additional Information.

Additional performance information regarding each Fund is included in the Funds' combined annual report, which will be mailed to shareholders without charge upon request.


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES & POLICIES
--------------------------------------------------------------------------------

The investment objective of each Fund is set forth on page 1 of this Prospectus. The investment objective of each Fund is "fundamental," which means that it may not be changed unless approved by a vote of the "majority" of the shareholders of such Fund (as defined in the 1940 Act). There can be no assurance that the investment objective of any of the Funds will be achieved.

In seeking their investment objectives, the Funds will be subject to the following policies and limitations. Except as indicated, these policies are not fundamental and may be changed by the Boards of Directors without shareholder approval.


MONEY MARKET FUND
--------------------------------------------------------------------------------

The Fund intends to achieve its objective by investing primarily in a diversified portfolio of high quality short-term debt instruments maturing in 397 days or less and maintaining an average dollar-weighted portfolio maturity of 90 days or less. THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE IS NO ASSURANCE OF A CONSTANT SHARE PRICE. All securities in the portfolio will be denominated in U.S. dollars and will present minimal credit risk. The Fund may invest in:

(1) marketable securities issued or guaranteed by the United States or its agencies or instrumentalities;
(2) corporate debt instruments, such as commercial paper and nonconvertible corporate debt securities which are rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSRO"), or if not rated, issued by a company having outstanding comparable debt rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;
(3) U. S. dollar denominated bank money instruments such as certificates of deposit (including variable rate certificates of deposit), time deposits and bankers' acceptances; provided such instruments are a) rated in the highest rating category of at least two NRSROs or, if only rated by one NRSRO, that NRSRO; or b) issued or guaranteed by a company which at the date of investment has outstanding a comparable debt issue rated in the highest rating category by at least two NRSROs or; c) if only rated by one NRSRO, that NRSRO;
(4)  repurchase agreements; and
(5) asset-backed securities (including, but not limited to, interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables) which are determined to be of high quality by the Adviser pursuant to criteria approved by the Board of Directors.

The bank money instruments in which the Fund invests may be issued by U.S. commercial banks, foreign branches of U.S. commercial banks, foreign banks, and U.S. and foreign branches of foreign banks. The Fund's investments in bank money instruments will be restricted to an approved list of banks recommended by the Adviser based upon credit quality.

The Fund may not invest 1) more than 5% of its total assets in the securities of any one issuer (except as provided in Rule 2a-7 that the Fund may invest more than five percent of its total assets in first tier securities of a single issuer for a period of up to three business days after the purchase); 2) more than 5% of its total assets in securities of issuers not in the highest rating category as determined by the requisite number of NRSROs or, if unrated, or comparable quality; and 3) more than the greater of 1% of its total assets or $1 million in securities of any one issuer not in the highest rating category as determined by the requisite number of NRSROs or, if unrated, of comparable quality.

The Fund may invest in time deposits which must mature in seven days or less. Time deposits are deposits held in foreign branches of U.S. banks which have a specified term or maturity. Time deposits are similar to certificates of deposit, except they are not transferable, and are, therefore, illiquid prior to their maturity.

The Fund may invest in Eurodollar certificates of deposit subject to the 25% limitation for concentration in any one industry. Eurodollar certificates of deposit are negotiable deposits denominated in U.S. dollars on deposit with foreign branches of U.S. banks which have a specified maturity.

The Fund may invest in instruments which bear rates of interest that are adjusted periodically or which "float" continuously according to formulas intended to minimize fluctuation in values of the instruments ("variable rate securities"). The interest rate of such securities is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, changes in the interest rate on variable rate securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some variable rate securities ("variable rate demand securities") have a demand feature entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other variable rate securities, the interest rate on variable rate demand securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of variable rate securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument. Under such rules, the maturity date may be considered to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

The Fund may invest up to 20% of its assets in U.S. dollar denominated debt securities of foreign corporations and foreign governments if rated in one of the two highest categories by an NRSRO. Debt securities of foreign governments may include securities of the governments of Canada, Japan and members of the European Economic Community. All trades involving foreign debt securities will be transacted through U.S. based brokerage firms or commercial banks. Canadian investments will be made through the Toronto Stock Exchange member firms in U.S. dollars. There may be less publicly available information about foreign issuers, and foreign issuers generally are not subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. Delays may be encountered in settling securities transactions in foreign markets. Custody charges are generally higher for foreign securities. The income from foreign securities may be subject to foreign taxes.

U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

The Fund invests solely in securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities whether or not backed by the "full faith and credit" pledge of the U.S. government. Guarantees as to the payment of principal and interest do not extend to the value or yield of such securities nor do they extend to the value of the Fund's shares. There are no percentage limitations with regard to the purchase of any of the Fund's allowable investments. The Fund's holdings may be comprised substantially of a limited number of certain types of securities such as pass-through securities backed by mortgages and other debt securities. Pass-through securities and U.S. Treasury securities are currently the principal holdings in the Fund, although this may change. The Fund may invest in U.S. Treasury inflation-protection securities. The value of such inflation-protection securities is adjusted for inflation and periodic interest payments are in amounts equal to a fixed percentage of the inflation adjusted value of the principal. Securities in which the Fund may invest may not yield as high a level of current income as securities of lower quality. These lower quality securities in which the Fund does not invest generally have less liquidity, greater default risk and are subject to greater fluctuation in market value.

MORTGAGE-BACKED SECURITIES. The Fund may invest in pass-through securities which are sold by various private, governmental and government-related organizations. Pass-through securities are formed when mortgages and other debt instruments are pooled together and undivided interests in the pool are sold to investors such as the Fund. The cash flow from the underlying debt instruments is "passed through" to the holders of the securities in the form of periodic (generally monthly) payments of interest, principal and prepayments. Prepayments occur when the holder of an individual debt instrument prepays the remaining principal and interest before the final scheduled payment month. Therefore, the Fund may be subject to a higher rate of prepayments during periods of declining interest rates when mortgages and other debt instruments may be more frequently prepaid.

Pass-through securities that the Fund will purchase are issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA), and Federal Home Loan Mortgage Corporation (FHLMC). GNMA is the principal governmental guarantor of mortgage-related securities. Timely payment of the principal and interest on these securities is guaranteed and is backed by the full faith and credit of the U.S. government. FNMA issues mortgage securities and guarantees them as to timely payment of principal and interest. FHLMC issues participation certificates that represent an interest in mortgages from FHLMC's portfolio and guarantees the timely payment of interest and the ultimate payment (within one year) of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States.

The average life of mortgages which compose a mortgage pool will vary widely and the expected average life of pools may vary from as short as one year to as long as eighteen years. If mortgage interest rates decrease, the value of the Fund's mortgage securities is not likely to increase on a comparable basis with other debt securities because of the prepayment feature which results in the average life of the mortgages in the pool decreasing as borrowers refinance and prepay mortgages in order to take advantage of lower rates. The proceeds to the Fund from prepayments will have to be invested at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's mortgage securities may decrease, and since it is anticipated that borrowers will not refinance, the average life of the mortgages in a pool will be longer. If a mortgage security is purchased at a premium because its fixed level of interest exceeds prevailing yields, the premium is not guaranteed and a decrease in value to par may result in a loss of the premium, especially in the event of prepayment. See the Statement of Additional Information for more information about the characteristics of these instruments.

MANUFACTURED HOME LOANS. The Fund invests in GNMA manufactured home loan pass-through securities. Manufactured home loans are fixed-rate loans secured by a manufactured home unit. In certain instances the loan may be collateralized by a combination of a manufactured home unit and a developed lot of land upon which the unit can be placed. Manufactured home loans are generally not considered mortgages, however, because of the structural and operational similarities with mortgage-backed pass-through securities and the role of GNMA, industry practice often groups the securities within the spectrum of GNMA mortgage-backed pass-through securities for listing purposes. Manufactured home loans have key characteristics different from mortgage-backed securities including different prepayment rates. Prepayment rates tend to fluctuate with interest rates and other economic variables. Manufactured home prepayment rates generally tend to be less volatile than the prepayment rates experienced by mortgage-backed securities. See the above discussion regarding mortgage-backed securities.

Currently, a substantial portion of the Fund's assets are invested in pass-through securities and the Adviser intends to continue this investment strategy during the near future. As of March 31, 1998, total pass-through securities comprised 68.7% of the Fund's net assets, with 33.4% of that total comprised of manufactured home pass-through securities.

U.S. TREASURY SECURITIES. U.S. Treasury securities are bonds, notes and bills which are issued by the U.S. government and which differ in their interest rates, maturities and dates of issuance. For example, Treasury bills have a maturity of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

The Fund invests in securities with maturities of one day to forty years. The Fund generally emphasizes investments of intermediate to longer term maturities (5 to 30 years). For defensive purposes, the Fund may invest solely in short-term maturities (1 to 90 days). With regard to investments in bonds, notes and bills, the maturity is usually an accurate indication of the outstanding term. However, as discussed above under "Mortgage-Backed Securities", mortgage-backed pass-through securities which receive regular principal payments have an average life less than the maturity. The average life of mortgage pass-through investments will typically vary from one to eighteen years. The average life of all investments in the portfolio will generally vary between two and twenty years.

Various other securities are issued, guaranteed or insured by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government. These securities, even when guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the U.S. government.

In addition to Treasury obligations, the Fund may invest in the following: (1) obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury such as GNMA pass-through certificates; (2) obligations which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the United States Postal Service; and (3) obligations which have the principal and interest payments guaranteed by the government agency or instrumentality itself (but are not backed by the full faith and credit of the U.S. government), such as securities of the Federal Home Loan Bank or FNMA.

OPTIONS ON FUTURES CONTRACTS AND SECURITIES. The Fund may purchase and sell exchange traded put and call options on debt securities and options on futures contracts equaling up to 5% of its net assets for the purpose of hedging. For additional information about these investments, see the section entitled "Common Policies and Information" below and the Statement of Additional Information.


BOND FUND
--------------------------------------------------------------------------------

During normal market conditions the Fund will invest at least 65% of its total assets in the following types of fixed income securities: mortgage and other asset-backed securities; U.S. government securities; corporate debt securities; corporate commercial paper; municipal securities; variable and floating rate debt securities; bank certificates of deposit, fixed time deposits and bankers acceptances; repurchase agreements; inflation-protection securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities, or of international agencies or supernational entities; and foreign currency exchange-related securities, including foreign currency warrants.

The Fund primarily invests in fixed-income securities with maturities of 2 to 30 years. Maturity is usually an accurate indication of the outstanding term, however, pass-through securities including mortgage pass-through securities which receive regular principal payments have an average life less than the maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years. The average maturity of the portfolio will generally vary between 3 and 30 years.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade, i.e. rated below Baa3 by Moody's Investors Services ("Moody's) or BBB- by Standard & Poor's Corporation ("S&P"), Fitch IBCA ("Fitch"), or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or comparable unrated securities. The Fund will not invest in securities rated below B-3 by Moody's or B- by S&P, Fitch, or Duff & Phelps, at the time of investment. Securities rated below investment grade are considered predominantly speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. DEBT SECURITIES RATED BELOW INVESTMENT GRADE ARE COMMONLY KNOWN AS JUNK BONDS. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower rated securities generally fluctuate more than higher quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates. For more information on the various rating categories and on the percentage of Fund assets in each such category, see "Common Policies and Information - Ratings of Debt Securities." For a description of the ratings used by Moody's, S&P, Fitch, and Duff & Phelps, see the Statement of Additional Information.

The Fund may invest up to 20% of its assets in unrated securities that in the opinion of the Adviser are at least similar in quality at the time of purchase to the rated bonds the Fund purchases.

RISKS OF INVESTING IN HIGH YIELD SECURITIES. Investment in junk bonds or high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments.

For more information on the risks of investing in high yield securities, see the Statement of Additional Information.

MORTGAGE-BACKED SECURITIES. The Fund may invest in pass-through securities which are sold by various private, governmental and government-related organizations. Pass-through securities are formed when mortgages and other debt instruments are pooled together and undivided interests in the pool are sold to investors such as the Fund. The cash flow from the underlying debt instruments is "passed through" to the holders of the securities in the form of periodic (generally monthly) payments of interest, principal and prepayments. Prepayments occur when the holder of an individual debt instrument prepays the remaining principal and interest before the final scheduled payment month. Therefore, the Fund may be subject to a higher rate of prepayments during periods of declining interest rates when mortgages and other debt instruments may be more frequently prepaid.

Mortgage pass-through securities include (1) obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury such as Government National Mortgage Association ("GNMA") pass-through certificates; (2) obligations which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank, the Federal Home Loan Banks and the United States Postal Service; and (3) obligations which have the principal and interest payments guaranteed by the government agency or instrumentality itself (but are not backed by the full faith and credit of the U.S. government), such as securities of the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); and (4) obligations of private corporations.

The average life of mortgages which compose a mortgage pool will vary widely and the expected average life of pools may vary from as short as one year to as long as eighteen years. If mortgage interest rates decrease, the value of the Fund's mortgage securities is not likely to increase on a comparable basis with other debt securities because of the prepayment feature which results in the average life of the mortgages in the pool decreasing as borrowers refinance and prepay mortgages in order to take advantage of lower rates. The proceeds to the Fund from prepayments will have to be invested at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's mortgage securities may decrease, and since it is anticipated that borrowers will not refinance, the average life of the mortgages in a pool will be longer. If a mortgage security is purchased at a premium because its fixed level of interest exceeds prevailing yields, the premium is not guaranteed and a decrease in value to par may result in a loss of the premium, especially in the event of prepayment. See the Statement of Additional Information for more information about the characteristics of these instruments.

U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities whether or not backed by the "full faith and credit" pledge of the U.S. government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of such securities nor do they extend to the value of the Fund's shares. U.S. Treasury securities are bonds, notes and bills which are issued by the U.S. government and which differ in their interest rates, maturities and dates of issuance. The Fund may invest in U.S. Treasury inflation-protection securities. The value of such inflation-protection securities is adjusted for inflation and periodic interest payments are in amounts equal to a fixed percentage of the inflation adjusted value of the principal. See the Statement of Additional Information for further information.

Other instrumentalities of the U.S. government which issue or guarantee securities which the Fund may purchase include, for example, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, and the Student Loan Marketing Association. The U.S. Treasury is not obligated by law to provide support to all U.S. government instrumentalities and agencies, and the Fund will invest in securities which are not backed by the full faith and credit of the U.S. Treasury issued by such instrumentalities and agencies only when the Fund's Adviser determines that the credit risk with respect to the instrumentality or agency issuing such securities does not make its securities unsuitable investments for the Fund. See the Statement of Additional Information for further information.

OTHER ASSET-BACKED SECURITIES. In addition to mortgage-backed securities, the Fund may invest in other types of asset-backed securities which represent other forms of consumer credit such as automobile and credit card receivables, utilities, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and, similar to mortgage-backed securities, pass through cash flows to investors. Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. In addition, prepayments are less sensitive to changes in interest rates than mortgage pass-throughs. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

CORPORATE DEBT SECURITIES. The Fund may invest in corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth by the Fund, or, if unrated, are in the Adviser's opinion of comparable quality to corporate debt securities in which the Fund may invest.

CORPORATE COMMERCIAL PAPER. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of purchase, are rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSRO"), or if not rated, issued by a company having outstanding comparable debt rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). The Fund may invest in CMOs. See the discussion regarding CMOs under the section entitled "Common Policies and Information" below.

FUTURES, OPTIONS & SWAP AGREEMENTS. The Fund may invest up to 10% of its assets in futures, options, options on futures and may enter into swap agreements for hedging purposes or as part of its investment strategy. For additional information about these investments, see the section entitled "Common Policies and Information" below and the Statement of Additional Information.

FOREIGN CORPORATE DEBT SECURITIES. The Fund may invest up to 20% of its assets in debt securities of foreign governments or foreign corporate debt securities denominated in foreign currencies which are rated at least A by Moody's, S&P, Fitch or Duff & Phelps or, if unrated, are in the Adviser's opinion of comparable quality. All trades involving foreign debt securities will be transacted through U.S. based brokerage firms or commercial banks. Foreign investments are subject to certain unique risks, such as fluctuations in the value of the currencies, and potential adverse political and economic developments. There also may be less publicly available information about foreign issuers, and foreign issuers generally are not subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. Delays may be encountered in settling securities transactions in foreign markets. Custody charges are generally higher for foreign securities. The income from foreign securities may be subject to foreign taxes.

FOREIGN CURRENCIES AND CURRENCY EXCHANGE TRANSACTIONS. The Fund may engage in foreign currency exchange transactions by means of buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign securities. Foreign currency exchange transactions will be limited to the total value of securities denominated in foreign currencies. For more information on foreign currency exchange transactions, see the Statement of Additional Information.

INVESTMENT IN SIT MONEY MARKET FUND. The Fund may invest up to the greater of 5% of its total net assets or $2.5 million in Sit Money Market Fund ("Money Market Fund"), which also is advised by the Adviser, subject to the conditions contained in an exemptive order (the "Exemptive Order") issued to the Fund and the Adviser by the Securities and Exchange Commission. Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Fund. The Exemptive Order requires the Adviser and its affiliates, in their capacities as service providers for the Money Market Fund, to remit to the Fund, or waive, an amount equal to all fees otherwise due to them under their advisory and other agreements with the Money Market Fund to the extent such fees are based upon the Fund's assets invested in shares of Money Market Fund. This requirement is intended to prevent shareholders of the Fund from being subjected to double management and other asset-based fees as a result of the Fund's investments in Money Market Fund. The Adviser is seeking a new Exemptive Order, which if granted, will allow the Fund to invest up to 25% of its total net assets in the Sit Money Market Fund.

TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

In normal market conditions, the Tax-Free Income Fund will endeavor to invest 100% of its assets in tax-exempt municipal securities. Such securities generate interest that, in the opinion of bond counsel, is exempt from regular federal income taxes (and, as discussed below, the federal alternative minimum tax). Such municipal securities may include securities that are issued by states, territories and possessions of the United States and the District of Columbia and their agencies, instrumentalities and political subdivisions. See the Statement of Additional Information for more details. As a fundamental policy, in normal market conditions, the Fund may not invest more than 20% of its net assets in taxable obligations or municipal securities that are subject to the federal alternative minimum tax.

Of the municipal securities in which the Fund invests, 100% will be rated investment grade at the time of purchase or, if unrated, judged by the Adviser to be of comparable quality to securities rated as investment grade. A security is considered investment grade if it is rated within the four highest grades of either Moody's, S&Ps, Fitch, or Duff & Phelps. Securities in which the Fund will invest may not yield as high a level of current income as securities of lower quality. The Fund does not invest in lower quality securities because they generally have less liquidity, greater market risk and higher default risk. The lowest investment grade category involves some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds.

During periods of abnormal market conditions, the Fund may invest all of its assets in taxable obligations on a temporary basis for defensive purposes. Such taxable obligations may include obligations of the U.S. government, its agencies or instrumentalities; corporate bonds rated within the four highest grades by either Moody's, S&P, Fitch, or Duff & Phelps; commercial paper rated in the highest grades by either of such rating services (Prime-1 by Moody's or A-1+ or A-1 by S&P, F-1+ or F-1 by Fitch, or Duff 1+, Duff 1, or Duff 1- by Duff & Phelps); certificates of deposit and banker's acceptances of domestic banks; taxable municipal bonds; and repurchase agreements with respect to any of the foregoing investments. The Fund may also hold its assets in cash.

The Fund has no restriction on portfolio maturity. The dollar-weighted average maturity is currently expected to range between five and twenty-two years. The Adviser will shorten or lengthen the maturity based on its judgment of interest rate trends. Generally, the Fund's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. Longer-term bonds generally offer a higher current yield than are offered by short-term securities, but also generally involve greater volatility of price and risk of capital than shorter-term securities.

The Fund expects that new types of tax-exempt securities, futures contracts, options thereon, and put and call options on municipal securities and indexes may be developed in the future. As new types of tax-exempt instruments are developed and offered to investors, the Adviser will be permitted to invest in them provided that the Adviser believes their quality is equivalent to the Fund's quality standards.


MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

In normal market conditions, the Fund will endeavor to invest 100% of its assets in tax-exempt municipal securities. Such securities generate interest income that, in the opinion of bond counsel, is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt from federal regular income tax and Minnesota regular personal income tax. For investors subject to the alternative minimum tax ("AMT"), up to 20% of the Fund's income may be treated as an item of tax preference that is included in the alternative minimum taxable income.

As a fundamental policy, during normal market conditions at least 80% of the Fund's net assets will be invested in municipal securities, the income from which is exempt from federal regular income tax. The Fund will invest at least 65% of its total assets in Minnesota tax-exempt obligations.

The Fund may invest without percentage limitation, in investment grade municipal securities. A security is considered investment grade if, at the time of purchase, it is rated within the four highest grades of either Moody's, S&P, Fitch, or Duff & Phelps ratings for municipal securities, or for securities which are unrated, if such securities are judged by the Adviser to be of comparable quality to securities rated within such four highest grades. It should be noted that securities in the fourth highest grade are considered medium grade and contain certain speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

Although the Fund will primarily invest in investment grade securities, the Fund may invest up to 30% of its assets in municipal securities rated below Baa3 by Moody's or below BBB- by S&P, Fitch, or Duff & Phelps or, if unrated, are determined by the Adviser to be of comparable quality. The minimum grade of municipal securities in which the Fund may invest is rated B 3 by Moody's or B-by S&P, Fitch, or Duff & Phelps. Securities rated below investment grade are considered predominantly speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. DEBT SECURITIES RATED BELOW INVESTMENT GRADE ARE COMMONLY KNOWN AS JUNK BONDS. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower rated securities generally fluctuate more than higher quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates. For more information on the various rating categories and on the percentage of Fund assets in each such category, see "Common Policies and Information - Ratings of Debt Securities." For a description of the ratings used by Moody's, S&P, Fitch, and Duff & Phelps, see the Statement of Additional Information. For more information on the risks of investing in junk bonds, see "Bond Fund Risks of Investing in High Yield Securities" above.

As a fundamental policy, the Fund may not invest more than 20% of its assets in taxable obligations; however, during periods of abnormal market conditions, the Fund may invest all of its assets in high-grade taxable obligations on a temporary basis for defensive purposes. Such taxable obligations may include obligations of the U.S. government, its agencies or instrumentalities; corporate bonds rated within the two highest grades by either Moody's or S&P; commercial paper rated in the highest grade by either of such rating services (Prime-1 by Moody's, A-1+ or A-1 by S&P, F-1+ or F-1 by Fitch, or Duff 1+ or Duff 1 or Duff 1- by Duff & Phelps); certificates of deposit and banker's acceptances of domestic banks (subject to the Fund's approved list of banks recommended by the Adviser); and high-grade taxable municipal bonds. The Fund may also hold its assets in cash.

DIVERSIFICATION. The Minnesota Tax-Free Income Fund is a non-diversified fund, as defined by the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended, (the "Code"). Pursuant to the Code at least 50% of the value of the Fund's total assets must be represented by one or more of the following: 1) cash and cash items, including receivables, Government securities and securities of other regulated investment companies; and 2) other securities, limited in respect of the securities of any one issuer as follows: (a) the entire amount of the securities of any one issuer may not have a value of more than 5% of the value of the Fund's total assets; and (b) the entire amount of the securities of any one issuer may not represent more than 10% of the outstanding voting securities of the issuer. Since a relatively high percentage of the assets of the Fund may be invested in obligations of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of diversified investment companies.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MINNESOTA TAX-EXEMPT OBLIGATIONS. The value of tax-exempt securities owned by the Fund may be adversely affected by local political and economic conditions and developments within Minnesota. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).

A more detailed description of the factors affecting issuers of Minnesota municipal securities is set forth in the Statement of Additional Information. In addition, investors in the Minnesota Tax-Free Income Fund should note that the 1995 Minnesota Legislature enacted a statement of intent specifying certain circumstances under which interest on the Minnesota municipal securities held by the Fund might become taxable for Minnesota income tax purposes. See "Taxes - Minnesota Income Taxation - Minnesota Tax-Free Income Fund," in the Statement of Additional Information.


COMMON POLICIES FOR TAX-FREE INCOME FUND AND MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES. The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

Certain types of municipal bonds are issued to obtain funding for privately operated facilities ("private activity" bonds). Under current tax law, interest income earned by the Funds from certain private activity bonds is an item of "tax preference" which is subject to the alternative minimum tax when received by a shareholder in a tax year during which the shareholder is subject to the alternative minimum tax.

Municipal securities in which the Funds invest include securities that are issued by a state or its agencies, instrumentalities, municipalities and political subdivisions, or by territories or possessions of the United States. Tax-exempt municipal securities include municipal bonds, municipal notes and municipal commercial paper. MUNICIPAL BONDS generally have maturities at the time of issuance ranging from one to thirty years, or more. MUNICIPAL NOTES are short-term and generally mature in three months to three years. Municipal commercial paper matures in one year or less.

Municipal bonds are issued to raise money for various public purposes. The two principal types of municipal bonds are general obligation bonds and revenue bonds. The Funds may invest in both in any proportion. General obligation bonds are secured by the full faith, credit and taxing power of the issuing municipality and not from any particular fund or revenue source. Revenue bonds are backed only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source and not from the general taxing power.

FUTURES AND OPTIONS. The Funds may purchase exchange traded put and call options on debt securities equaling up to 5% of its net assets for the purpose of hedging. The Funds may invest in interest rate futures contracts and index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates. For additional information about these investments, see the section entitled "Common Policies and Information" below and the Statement of Additional Information.

HOUSING AUTHORITY BONDS. The Funds may invest without limitation in obligations of municipal housing authorities which include both single-family and multi-family mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on multi-family housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Mortgage revenue bonds are subject to ex-traordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period of time.

The exclusion from gross income for federal income tax purposes of certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of federal law. These provisions of federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single family mortgage bonds and the income levels of occupants of the housing units financed with the proceeds of the single and multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements are met, there can be no assurance that these ongoing requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might not constitute an event of default under the applicable mortgage which might otherwise permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

INDUSTRIAL DEVELOPMENT REVENUE BONDS. Industrial development revenue bonds are backed by the user of the facilities and the specific revenues of the project to be financed. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities or the credit standing of a third-party guarantor or other credit enhancement participant, if any.

STATE OR MUNICIPAL LEASE OBLIGATIONS. Each Fund may invest up to 25% of its net assets in municipal lease obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Traditionally, municipal lease obligations have been viewed by the SEC staff as illiquid investments. However, subject to Board consideration similar to the approval applicable to restricted securities, the Adviser may treat certain municipal lease obligations as liquid investments and not subject to the policy limiting investments in illiquid investments. The Funds' Adviser will be responsible for determining the credit quality of such leases, on an ongoing basis, including the assessment of the likelihood that the lease will not be cancelled. Although municipal lease obligations do not constitute general obligations of the issuer for which such issuer's taxing power is pledged, a municipal lease obligation is ordinarily backed by the issuer's covenant to budget for, appropriate and make the payments due under the obligation. However, certain municipal lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. See the Statement of Additional Information for further information.

CONCENTRATION POLICY. As a fundamental policy, each Fund will not invest more than 25% of its assets in revenue bonds payable only from revenues derived from facilities or projects within a single industry; however, because other appropriate available investments may be in limited supply, the industry limitation does not apply to housing authority obligations or securities issued by governments or political subdivisions of governments. Appropriate available investments may be in limited supply from time to time in the opinion of the Adviser due to the Funds' investment policy of investing primarily in "investment grade" securities. The Tax-Free Income Fund does not intend to invest more than 25% of its net assets in securities of governmental units or issuers located in the same state, territory or possession of the U.S.

--------------------------------------------------------------------------------
COMMON POLICIES & INFORMATION
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
The Funds, except for the Money Market Fund, may invest in CMOs. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Since CMOs derive their return from underlying mortgages, they are commonly referred to as derivative securities. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the earlier classes have been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the U.S. Government Securities Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds' diversification tests. For a discussion of prepayment risks see "Mortgage and Other Asset-Backed Securities" within the Bond Fund's Investment Objectives and Policies section above.

ZERO COUPON SECURITIES
The Funds are permitted to invest in zero coupon securities. Such securities are debt obligations which do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches and this acceretion (adjusted for amortization) is recognized as interest income. Zero coupon securities can be sold prior to their due date in the secondary market at the then-prevailing market value which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.

FUTURES, OPTIONS & SWAP AGREEMENTS
Use of these instruments may involve certain costs and risks, including the risk that the Funds may not be able to close out a futures or option position when it might be most advantageous to do so, and the risk of an imperfect correlation between the value of the security being hedged and the value of the particular instrument. Since such instruments derive their return from underlying securities, they are commonly referred to as derivative securities.

FUTURES CONTRACTS. An interest rate futures contract is an agreement to purchase or deliver a debt security in the future for a specified price on a certain date. The Funds, except the Money Market Fund and the Government Fund, may buy or sell interest rate futures contracts, and the Funds, except the Money Market Fund, may buy or sell options on interest rate futures contracts for the purpose of hedging against changes in the value of securities which the Funds own or anticipate purchasing due to changes in interest rates. See the Statement of Additional Information for further information.

OPTIONS - PUTS AND CALLS. Each Fund, except the Money Market Fund, may buy and sell options on debt securities for the purpose of hedging against changes in the value of securities which the Funds own or anticipate purchasing due to changes in interest rates. A put option gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. A call option gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. While the Funds do not anticipate utilizing puts and calls on a regular basis, the Funds may from time to time write exchange-traded call op-tions on debt securities, for which they will receive a purchase premium from the buyer, and may purchase and sell exchange-traded call and put options on debt securities written by others or combinations thereof. The Funds will not write put options. The aggregate cost of all outstanding options purchased and held by the Funds will at no time exceed 5% of a Fund's net assets (10% of the Bond Fund's net assets).

SWAP AGREEMENTS. Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments. The Funds, except the Money Market Fund, may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Funds than if the Funds had invested directly in an instrument that provided that desired return. Each Fund bears the risk of default by its swap counterpart and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of a Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
The Funds may purchase securities on an "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Funds will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. At the time the Funds make the commitment to purchase securities on a when-issued or forward commitment basis, they will record the transaction and thereafter reflect the value of such securities in determining their net asset value. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid high grade debt obligations equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Funds will meet their obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If the Funds dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Funds may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
Each Fund, except U.S. Government Securities Fund, is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which a Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The Funds may enter into repurchase agreements with respect to any securities which they may acquire consistent with their investment policies and restrictions. The Funds' custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Funds' risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Funds would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for their interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Funds could suffer a loss. In addition, the Funds may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continu-ally monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities which it has reviewed for credit worthiness to the Funds' directors at least quarterly for their approval.

ILLIQUID SECURITIES
Each Fund, except the U.S. Government Securities Fund and Money Market Fund, may invest up to 15% of its net assets in all forms of "illiquid securities." As a fundamental policy, the U.S. Government Securities Fund is prohibited from investing any of its assets in any form of restricted or illiquid securities. The Money Market Fund may invest up to 10% of its assets in "illiquid securities."

An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Funds' Board of Directors. Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

VARIABLE AND FLOATING RATE NOTES
The Funds may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permits the holder to demand payment of principal plus accrued interest upon a specified number of days' notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders.

TRUST PREFERRED SECURITIES
The Bond Fund may purchase trust preferred securities issued primarily by financial institutions such as banks and insurance companies. Trust preferred securities purchased by the Fund generally have a stated par value, a stated maturity typically of 30 years, are callable after a set time period of typically five or ten years and pay interest quarterly or semi-annually. The proceeds from the issuance of the securities are placed in a single asset trust controlled by the issuer holding company, and the trust in-turn purchases long-term junior subordinated debt of the issuer holding company. The junior subordinated debt held by the trust is senior to all common and preferred stock of the issuer. The junior subordinated debt instruments include deferral provisions whereby the issuer holding company may defer interest payments for up to five years under certain circumstances, provided that no dividend payments are made with respect to outstanding common and preferred stock, and during a period of interest deferral the securities earn compounded interest which is accrued by the issuer as an interest expense. The Federal Reserve

Bank limits the amount of trust preferred securities that an issuer may have outstanding such that the total of cumulative preferred stock and trust preferred securities outstanding may not exceed 25 percent of the issuer's Tier 1 capital base. The securities provide that they are immediately callable in the event of a change in the tax law whereby the interest paid by the issuer is no longer treated as an interest expense deduction by the issuer.

DURATION
Duration is a measure of the expected life of a fixed income security on a present value basis. Duration incorporates a bond's yield, coupon interest payments, final principal at maturity and call features into one measure. It measures the expected price sensitivity of a fixed income security (or portfolio) for a given change in interest rates. For example, if interest rates rise by one percent, the market value of a security (or portfolio) having a duration of two years generally will fall by approximately two percent. The Adviser uses several methods to compute various duration estimates appropriate for particular securities held in portfolios.

Duration incorporates payments prior to maturity and therefore it is considered a more precise measure of interest rate risk than "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, and does not account for pre-maturity payments. Most debt securities provide coupon interest payments in addition to a final ("par") payment at maturity, and some securities have call provisions which allow the issuer to repay the instrument in part or in full before the maturity date. Each of these may affect the security's price sensitivity to interest rate changes.

For bonds that are not subject to calls prior to their maturity, duration is an effective measure of price sensitivity to changing interest rates. However, it does not properly reflect certain types of interest rate risk as bonds may be subject to optional or special mandatory redemption provisions that affect the timing of principal repayment and thus, the duration of the debt security. These provisions include refunding calls, sinking fund calls and prepayment calls. For example, while the stated final maturity of mortgage "pass-through" securities is generally 30 years, expected prepayment rates are more important in determining duration. Municipal bonds may also be subject to special redemption from unexpended proceeds, excess revenues, sale proceeds or other sources of funds, and municipal bonds may be advance refunded. Floating and variable rate debt securities may have final maturities of ten or more years, yet their interest rate risk corresponds to the frequency and benchmark index of the coupon reset. In such situations, the Adviser uses more sophisticated analytical techniques that incorporate these additional variables to arrive at a modified, effective, implied or average life duration to reflect interest rate risk. These techniques may involve the portfolio manager's expectations of future economic conditions, and these assumptions may vary from actual future conditions. The various methods used to compute appropriate duration estimates for certain bond issues, particularly those that are traded infrequently and that have a low amount of outstanding debt such as municipal bonds, may require greater reliance on the use of such assumptions by the Adviser. Therefore, for those issues, the effective or implied duration may be a less accurate estimate of interest rate risk than it is for other types of bond issues.

PORTFOLIO TURNOVER
Generally, the Funds will not trade in securities for short-term profits, but if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and higher transaction costs for the Funds and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. Each Fund's turnover rate may vary from year to year. For additional information, refer to the prospectus section entitled "Taxes" and the Statement of Additional Information sections entitled "Taxes" and "Brokerage." The portfolio turnover rates for each of the Funds are contained in the Financial Highlights tables in this prospectus.

RELATIONSHIP OF DEBT SECURITIES AND INTEREST RATES
The value of debt securities purchased by the Funds may be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. When interest rates decline, the value of debt securities generally increases and when interest rates rise, the value of debt securities generally decreases. Therefore, changes in interest rates may affect the Funds' net asset values.

TEMPORARY DEFENSIVE INVESTMENTS
For temporary defensive purposes, the Funds may invest all or a portion of their assets in cash, short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements.

RATINGS OF DEBT SECURITIES
Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P"), Fitch IBCA ("Fitch"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"); or Aaa, Aa, A or Baa by Moody's Investors Services ("Moody's"). Investment grade municipal notes are rated MIG 1, MIG 2, MIG 3 or MIG 4 (VMIG 1, VMIG 2, VMIG 3 or VMIG 4 for notes with a demand feature) by Moody's or SP-1 or SP-2 by S&P. Securities rated Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Securities rated B by Moody's are considered to generally lack characteristics of a desirable investment and the assurance of interest and principal payments over any long period of time may be small. S&P considers securities rated B to have greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal. DEBT SECURITIES RATED BELOW INVESTMENT GRADE ARE COMMONLY KNOWN AS JUNK BONDS. See the Statement of Additional Information for further information about ratings.

The commercial paper purchased by the Funds will consist only of obligations which, at the time of purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P, F-1 by Fitch, or D-1 by Duff & Phelps, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody's or AA or higher by S&P.

Subsequent to their purchase, particular securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from a Fund's portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

With respect to the Bond Fund, Minnesota Tax-Free Income Fund, and the Tax-Free Income Fund, the weighted average percentage during the year ended March 31, 1998, of each Fund's long-term securities in each rating category assigned by Moody's, S & P, Fitch, or Duff & Phelps, as well as in unrated securities, is set forth in the following table:

Moody's Rating                                         Tax-Free      MN Tax-Free
(S&P, Fitch, & Duff &                     Bond           Income          Income
Phelps Equivalent)                        Fund            Fund            Fund
------------------                        ----            ----            ----
Govt & Agency ..............              14.0
Mtge-Backed & CMOs..........              53.7
Aaa (AAA) ..................              10.8            21.2            20.4
Aa  (AA) ...................               1.3            12.9            21.6
A  (A) .....................              13.7            29.9            12.4
Baa  (BBB) .................               4.6            32.2             5.2
Ba (BB).....................
Unrated ....................                                              33.4*
Cash & Equivalents..........               1.9             3.8             7.0
                                          ----            ----            ----
TOTALS (%):.................             100.0           100.0           100.0

* Detail of the Adviser's implied ratings (33.4%):
  AA   0.4%            BBB   19.8%       B   0.8%
  A    2.0%            BB    10.4

FUND BORROWING
In the event of an emergency or extraordinary situation, the Funds may enter into a temporary borrowing ar-rangement to meet its cash obligations. Such temporary borrowing is limited to emergency purposes and not for the purchase of investments, and then not in excess of 33-1/3% of the Fund's total net assets.

OTHER INVESTMENT RESTRICTIONS
In addition to the investment policies and restrictions referred to above, each Fund is subject to various other investment restrictions. These restrictions, which are set forth in more detail in the Statement of Additional Information, include, but are not limited to, restrictions whereby each Fund may (a) not invest more than 25% of the value of its assets in any particular industry, except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (b) except as part of a merger, consolidation, acquisition, or reorganization, not invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. The Adviser is seeking an Exemptive Order which, if granted, will allow the Funds to invest up to 25% of their total net assets in the Sit Money Market Fund, but it is expected that only the Bond Fund will invest in such Fund. Since the Adviser does not waive its fees if and to the extent a Fund invests in the securities of one or more other investment companies (except to the extent the Bond Fund invests in shares of the Money Market Fund), the Funds indirectly pay duplicate advisory fees with respect to such investments. However, the Adviser believes that the return and liquidity features of investment company securities may, from time to time, be more beneficial to the Funds than alternative short-term, liquid investments, and that the duplicate fees and expenses will have a relatively small impact on overall Fund expenses.


--------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value per share (the value of an individual share in a Fund) is determined as of the close of the New York Stock Exchange (NYSE) on each day that the exchange is open for business. Normally the NYSE closes at 3:00 p.m. Central time. The net asset value is calculated by dividing the total value of a Fund's investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of each Fund will fluctuate. However, the Money Market Fund seeks to maintain a stable net asset value.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value using methods selected in good faith by the Boards of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The amortized cost method of valuation will be used only if the Boards of Directors, in good faith, determine that the fair value of the securities shall be their amortized cost value, unless the particular circumstances dictate otherwise.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S.
dollars, the Boards of Directors in good faith will establish a conversion rate for such currency.


--------------------------------------------------------------------------------
HOW TO PURCHASE FUND SHARES
--------------------------------------------------------------------------------

Shares of the Funds may be purchased without a sales commission at the net asset value per share (see "Computation of Net Asset Value") next determined after re-ceipt of a purchase order in proper form. Currently, there is no charge by the Funds for purchases. The minimum initial investment is $2,000 for each Fund and additional investments must be at least $100. Accounts may be established with a $500 minimum initial purchase if an Automatic Investment Plan for at least $100 per month is also established. The minimum purchase requirements do not apply to UGMA/UTMA accounts or retirement accounts (see "Retirement Accounts").

SEE THE INSIDE BACK COVER OF THIS PROSPECTUS FOR THE FUNDS' MAILING ADDRESS, TELEPHONE NUMBERS, AND WIRE INSTRUCTIONS.

INITIAL INVESTMENT
BY MAIL. To open an account, complete and sign an application and mail it to the Funds as instructed on the application. Enclose a check made payable to the Funds, third party checks are not accepted.

BY WIRE. Shares of the Funds may be purchased by wiring Federal Funds from your bank, which may charge you a fee. Before money is wired for an initial purchase (new account), you must call the Funds and provide the following information: name or names of the account registration; address; social security or tax identification number; the amount being wired; the name of the wiring bank; and the name and telephone number of the person at your bank. The Funds will provide you with an account number and your bank must then wire the specified amount (minimum $2,000 if non-retirement account) to your account.

YOU MUST MAIL A COMPLETED APPLICATION TO THE FUNDS AFTER OPENING AN ACCOUNT BY WIRE TRANSFER. IF A COMPLETED APPLICATION IS NOT RECEIVED OR YOUR SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER IS NOT CERTIFIED WITH A FORM W-9, YOUR ACCOUNT WILL BE SUBJECT TO BACK-UP WITHHOLDING WITHIN 60 DAYS.

Wire orders will be accepted only on a day on which the Funds and the Funds' Transfer Agent are open for business. A WIRE PURCHASE WILL NOT BE CONSIDERED MADE UNTIL THE WIRED MONEY IS RECEIVED AND THE PURCHASE IS ACCEPTED BY THE FUNDS. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Funds' Transfer Agent.

WHEN ORDERS ARE EFFECTIVE
Purchases made by mail will be effective at the net asset value per share next determined after receipt of the purchase order in proper form.

Purchases transmitted by wire to the Funds and received prior to the close of the New York Stock Exchange (NYSE), normally 3:00 p.m. Central time, will be invested at the net asset value per share calculated for that day. If received after this deadline, the purchase will be made at the net asset value next calculated. You become a shareholder after declaration of any dividend on the day on which the order is effective. Dividends begin to accrue after you become a shareholder.

ADDITIONAL INVESTMENTS
BY MAIL. You may make subsequent purchases (minimum $100) by mailing the investment slip attached to your account confirmation statement or a letter of instruction (providing your account number and the name(s) on the account) together with a check made payable to the Fund. Investment slips are electronically coded and are not interchangeable among funds.

BY WIRE. You may purchase additional shares by wiring funds. For wire instructions, see the back page of this prospectus. After you have initiated the wire purchase through your bank, notify the Funds that a wire purchase is being made to your account.

BY ACH. You may purchase shares for non-IRA accounts via electronic transfer of funds if you have selected this option in Step 4 of the application. If you call the Funds prior to the close of the NYSE, normally 3:00 p.m. Central time, your purchase will be effective at the net asset value on the first business day after your telephone call and your bank account will be debited within 1-2 business days.

BY AUTOMATIC INVESTMENT PLAN. After your initial investment, you can make automatic monthly purchases of $100 or more on any day of the month. To use this option, you must complete the Automatic Investment Plan section of the application. Or, if adding this option to an existing account, complete the Change of Account Options form which requires a signature guarantee. This option will begin within ten days. You can change the amount or terminate this option by written notice to the Funds at any time.

OTHER INVESTMENT INFORMATION
All purchases are subject to acceptance by authorized officers of the Funds and are not binding until accepted. The Funds reserve the right to reject purchase orders when, in the judgment of management, such rejection is in the best interests of the Funds. At their discretion, the Funds may accept telephone purchases and redemptions from a broker and/or a broker-dealer. Investors who purchase or redeem shares through a broker and/or a broker-dealer may be charged transaction fees or other fees by such broker-dealer.


--------------------------------------------------------------------------------
REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

You may redeem (sell) all or a portion of your shares at any time that the net asset value is calculated. Shares will be redeemed at the net asset value per share next determined after the request is received in good order. A redemption may be more or less than your cost depending on the market value of the Fund's securities. Currently, there is no charge by the Funds for redemptions IF YOU REQUEST A REDEMPTION (WHICH INCLUDES WRITING A DRAFT ON YOUR ACCOUNT) SHORTLY AFTER MAKING AN INVESTMENT WITH NONGUARANTEED FUNDS (E.G. WITH A PERSONAL CHECK), THE FUND MAY DELAY SENDING YOUR REDEMPTION PROCEEDS (OR MAY RETURN YOUR DRAFT) UNTIL YOUR CHECK HAS CLEARED (GOOD PAYMENT HAS BEEN COLLECTED), WHICH MAY TAKE UP TO TEN DAYS. YOU MAY AVOID THIS DELAY BY PURCHASING SHARES WITH A CERTIFIED CHECK OR BANK WIRE OF FEDERAL FUNDS.

Each Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the New York Stock Exchange is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission, (2) during any period when an emergency exists, as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Securities and Exchange Commission may permit.

BY MAIL. You may request a redemption by sending a written request in "good order" to the Funds. "Good order" means that the request for redemption must include the following:

1. A letter of instruction specifying the name of the Fund, account number and number of shares or dollar amount to be redeemed, signed by all registered owners exactly as their names appear on the account.

2. Other supporting legal documents as required for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Payment will generally be made within 7 days after receipt of a redemption request in "good order". A request for redemption cannot be canceled or revoked. A SIGNATURE GUARANTEE IS REQUIRED IF YOU REQUEST A REDEMPTION TO BE MADE PAYABLE TO SOMEONE OTHER THAN THE REGISTERED OWNERS AND/OR IF YOU REQUEST THE PROCEEDS TO BE SENT TO AN ADDRESS OTHER THAN THE REGISTERED ADDRESS.

If you are uncertain of the requirements for redemption, write or call the Funds at 800-332-5580 or 612-334-5888.

BY WIRE. If you desire to receive redemption proceeds by wire of federal funds, a written request in "good order" must first be received by the Funds. Your request should contain specific wire instructions including the bank to which the proceeds are to be wired, its address, your account number, and be signature guaranteed. If the proceeds are wired to your account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to your bank account. The Funds' bank charges a wire fee (currently $8) which will be deducted from the balance of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

TELEPHONE REDEMPTION
You may redeem up to $50,000 per day by telephone if you have authorized this option for your account. This limitation does not apply to omnibus accounts. For purposes of this limitation, accounts with the same registration in different Funds will be aggregated.

If you call the Funds prior to the close of the NYSE, normally 3:00 p.m. Central time, your redemption will be effective at the net asset value that same day. You must complete the Telephone Redemption Authorization section of the application to establish this option for each account for which you want this option. THE FUND WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, INCLUDING REQUIRING THAT PAYMENTS BE MADE ONLY TO THE SHAREHOLDER'S ADDRESS OF RECORD OR THE BANK ACCOUNT DESIGNATED ON THE APPLICATION AND REQUIRING CERTAIN MEANS OF TELEPHONIC IDENTIFICATION. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Funds by telephone. Consequently, an exchange or redemption by telephone may be difficult to implement at those times.

BY MAIL. Telephone redemption proceeds can be mailed to your address of record. If you wish to change your address, complete the Change of Account Information form, signed by all shareholders.

BY WIRE. Telephone redemption proceeds can be wired to your bank. Proceeds will be wired to your bank account the next business day after you request a telephone redemption. If you wish to change your bank information, a signature guarantee is necessary. The Funds' bank charges a wire fee (currently $8) which will be deducted from the balance of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

BY ACH. Telephone redemption proceeds for non-IRA accounts may be sent electronically via Automated Clearing House (ACH) to your bank account. Your bank account will be credited within 1-2 business days after you request a telephone redemption. If you wish to change your bank information, a signature guarantee is necessary. To establish this option, complete the telephone services section of the application.

SYSTEMATIC WITHDRAWAL PLAN
You may establish a Systematic Withdrawal Plan to receive periodic redemptions of at least $100 on a monthly, quarterly, semi-annual or annual basis. Systematic withdrawals may eventually exhaust your account. Each withdrawal constitutes a redemption and any gain or loss realized must be recognized for federal income tax purposes.

OTHER REDEMPTION INFORMATION
At the discretion of the Board of Directors, each Fund may involuntarily redeem accounts which have a balance less than $2,000. Such accounts may be redeemed after giving written notice to the registered owner of the account. If the shareholder does not increase the amount of the account above $2,000 within 30 days, the Fund may send the shareholder a check for the redemption proceeds as determined at the next calculated net asset value.


--------------------------------------------------------------------------------
EXCHANGES
--------------------------------------------------------------------------------

An exchange is made by redeeming shares of one Fund and using the proceeds to buy shares of another Sit Fund. Currently, there is no charge for exchanges but the Funds reserve the right to charge a fee in the future. An exchange results in a sale of shares for federal income tax purposes and therefore you may realize either a long-term or short-term capital gain or loss on the shares redeemed. Before making an exchange, you should read the prospectus and consider the investment objective of the Fund to be purchased.

An exchange may be done by telephone (subject to the same procedures for telephone identification as telephone redemption above) or by written request to the Funds. A written request must be signed by all registered owners of the account. When you establish your account, the exchange privilege will automatically be established unless you indicate that you do not want it. If your exchange creates a new account, the new account ownership must be identical and you must satisfy the minimum initial purchase requirement. You may make an exchange to a new account or an existing account. There is a limit of four exchanges out of each Fund per year per account. Exchanges may be made only in states where allowed by law.

In addition, each Fund reserves the right to refuse exchanges if, in the Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

SYSTEMATIC EXCHANGE PLAN
If you wish to exchange fixed periodic amounts between Funds, you may establish the Systematic Exchange Plan. You may exchange a predetermined amount from one Fund to another Fund on any business day of the month. An exchange may be done monthly, or you may choose which months you wish to have the exchange made. Systematic exchanges are subject to the same requirements as other exchanges.


--------------------------------------------------------------------------------
CHECKWRITING
--------------------------------------------------------------------------------

Checkwriting is available on the Funds. You may redeem shares by writing checks in amounts of $250 or more. To use this option, you must complete the checkwriting section of the application. You will be provided with free checks and you may order additional checks as needed. The checkwriting privilege is subject to the Funds' procedures and rules. The checkwriting privilege may be terminated or suspended and/or a fee may be imposed for this service.
There is currently no charge for the checkwriting privilege.

A check that you write will be treated as a redemption of shares equal to the amount of the check. You will receive a confirmation of the redemption and your cancelled check will be returned. You will be entitled to distributions paid on your shares until the check is presented to the Fund for payment.

YOU CANNOT LIQUIDATE YOUR ACCOUNT USING THE CHECKWRITING PRIVILEGE BECAUSE YOUR ACCOUNT BALANCE WILL CHANGE EACH DAY AS A RESULT OF DAILY DIVIDENDS AND FLUCTUATION OF THE NET ASSET VALUE PER SHARE. If you wish to make a total redemption, see "Redemption of Fund Shares."


--------------------------------------------------------------------------------
DIVIDENDS
--------------------------------------------------------------------------------

Each day on which the Funds determine the offering price of their shares, the Funds declare dividends of substantially all of their net investment income to shareholders of record; such dividends are declared daily and paid monthly (on the last business day of the month). Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

When a Fund sells portfolio securities, it may realize a gain or loss, depending on whether it sells them for more or less than its cost. Net realized capital gain, if any, will be distributed at least once annually by each Fund.

Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. Dividends may be automatically directed to purchase shares of another Fund. You may request a cash payment of dividends and/or capital gain distributions on the application or by separate written notice to the Funds. Shareholders will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, a check normally will be mailed within five business days after the payable date. As soon as practical after the Funds become aware that the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


--------------------------------------------------------------------------------
RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

Taxes on current income can be deferred by investing in Keogh plans, Individual Retirement Accounts (IRAs), Simplified Employee Pensions (SEPs), 401(k), pension, profit-sharing, employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retire-ment plan with no minimum investment requirements for initial or additional contributions. Such retirement plans must have a qualified plan sponsor or trustee. The Adviser sponsors prototype 401(k), profit sharing, and money purchase plans as well as IRA, SEP-IRA and Keogh plans. You should contact the Adviser for specific plan documentation.

The Funds are also available for Education IRAs, which are vehicles for saving for post-secondary education on a tax-deferred basis. Contributions to an Education IRA cannot be made after the minor turns age 18, and are not deductible for tax purposes.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.


--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

The Northern Trust Company, 50 LaSalle Street, Chicago, IL 60675, acts as Custodian for each Fund pursuant to the terms of a Custodian Agreement. The Custodian holds all securities and cash, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments and performs other administrative duties, all under the supervision of officers of the Funds or the Adviser.

Pursuant to the terms of a Transfer Agency and Services Agreement and the Accounting Services Agreement with each Fund, First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, MA 01581, is the transfer agent, dividend disbursing agent and accounting services agent for each Fund. First Data processes purchase orders, redemption orders and all related shareholder accounting services.


--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
The Money Market Fund, U.S. Government Securities Fund, and the corporate issuer of the Bond Fund, Tax-Free Income Fund and Minnesota Tax-Free Income Fund have corporate officers and Boards of Directors. Pursuant to Minnesota law, the Boards of Directors are responsible for the management of the Funds and the establishment of the Funds' policies. The officers of the Funds manage the day-to-day operation of the Funds.

INVESTMENT ADVISER
Sit Investment Associates, Inc. (the "Adviser") was incorporated in Minnesota on July 14, 1981 and serves as the Funds' investment adviser pursuant to Investment Management Agreements (the "Agreements"). In addition to the Funds, the Adviser together with its affiliates currently manage public and private accounts with combined assets of approximately $6 billion. The address of the Adviser is 4600 Norwest Center, Minneapolis, Minnesota 55402.

Under the Agreements, each Fund is obligated to pay the Adviser a flat monthly fee based on the average daily net assets ("net assets") on an annual basis as follows:

Money Market Fund                         .80% of net assets
U.S. Government Securities Fund          1.00% of net assets
Bond Fund                                 .80% of net assets
Tax-Free Income Fund                      .80% of net assets
Minnesota Tax-Free Income Fund            .80% of net assets

Under each Fund's Agreement, the Adviser has agreed to bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund. Investment advisory fees in excess of .75% per year of a fund's average daily net assets are considered to be higher than investment advisory fees paid by most other investment companies; however, the Adviser has either agreed to pay or reimburse each Fund for all or certain of their other operating expenses as more fully set forth above.

For the period October 1, 1993 through December 31, 1999, the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of U.S. Government Securities Fund and Money Market Fund to .80% and .50% per year, respectively, of the Fund's average daily net assets. For the period July 1, 1993 through December 31, 1999, the Adviser has voluntary agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the Tax-Free Income Fund to .70% of net assets in excess of $250 million, and .60% of net assets in excess of $500 million. After December 31, 1999, these voluntary fee waivers may be discontinued by the Adviser in its sole discretion.

PORTFOLIO MANAGEMENT
All investment decisions of all Funds are made by committee. Michael C. Brilley oversees all day-to-day investment decisions for the Funds. He is Senior Portfolio Manager for all Funds. Mr. Brilley is currently Senior Vice President of the Adviser, and from 1984-1993 was Vice President and Senior Fixed Income Officer of the Adviser.

DISTRIBUTOR
The Funds have entered into Underwriting and Distribution Agreements with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities will act as the Funds' principal underwriter. Securities will market the Funds' shares only to certain institutional investors and all other sales of the Funds' shares will be made by each Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. The Funds will incur no additional fees or expenses in connection with the Underwriting and Distribution Agreement.

Securities or the Adviser may enter into agreements with various brokerage other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Funds. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.


--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------

Each Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its last taxable year and intends to continue to do so during the current taxable year in order to be relieved of payment of federal income taxes on amounts distributed to shareholders (both net investment income and net realized capital gains).

FEDERAL INCOME TAXATION
Dividends paid from net investment income by the Money Market Fund, the U.S. Government Securities Fund, and the Bond Fund are taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares.

Dividends distributed from interest earned by the Minnesota Tax-Free Income Fund and the Tax-Free Income Fund on tax-exempt securities are exempt from federal regular income taxes but may be subject to state and local taxes. However, see discussion of Minnesota Income Taxation below. The Tax-Free Income Fund and the Minnesota Tax-Free Income Fund generally intend to purchase only securities whose interest is exempt from federal taxes although they may invest in taxable obligations under certain circumstances. Dividends distributed from taxable investments, if any, net realized short-term gains, and gains realized on the disposition of tax-exempt securities to the extent of the accrued market discount will be taxable as ordinary income and distributions from net realized long-term gains will be taxable as long-term capital gains for federal income tax purposes whether or not the shareholder elects to have such dividends automatically reinvested in additional shares.

Dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations if, as expected, none of the Funds' income consists of dividends paid by U.S. corporations.

Each Fund distributes annually any net realized capital gains. Dividends paid from the net capital gains of each Fund and designated as capital gain dividends generally will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. In the case of shareholders who are individuals, estates, or trusts, each Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gain ("28% gain") and the portion that must be treated as long-term capital gain ("20% gain"). The Money Market Fund does not expect to distribute any net realized capital gains.

Gain or loss realized upon the sale of shares in each Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held more than one year. For shareholders who are individuals, estates, or trusts, the gain or loss will be considered long-term (taxable at a maximum rate of 20%) if the shareholder has held the shares for more than 18 months and mid-term (taxable at a maximum rate of 28%) if the shareholder has held the shares for more than one year but not more than 18 months.

Income dividends are accrued daily and paid monthly and do not affect the value per share; however, the value of a share in the Funds (except the Money Market
Fund) drops by the amount of the distribution when these Funds distribute capital gains, generally once per year. If you purchase shares shortly before the record date of a dividend or capital gain distribution, you will pay the full price for the shares ("buying a dividend") and then receive some portion of the price back as a taxable dividend or capital gain distribution.

Pursuant to the Code, distributions of net investment income by the Funds to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Funds to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Funds will report annually to its shareholders the amount of any withholding.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain accounts whose owners have not complied with IRS regulations. In connection with this withholding requirement, you will be asked to certify on your account application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

ALTERNATIVE MINIMUM TAX
For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. The Tax-Free Income Fund and the Minnesota Tax-Free Income Fund may invest in securities that generate interest that is treated as an item of tax preference. In addition, all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate AMT and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

Because liability for the AMT will depend upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in the Fund would be subject to the tax will depend upon each shareholder's individual situation. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

MINNESOTA INCOME TAXATION
Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends that is derived by the Minnesota Tax-Free Income Fund from interest on Minnesota tax-exempt obligations is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the U.S. government or its possessions and territories. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains for Minnesota income tax purposes. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

This is a general summary of the federal and Minnesota tax law in effect as of the date of this prospectus. See the Statement of Additional Information for further details. You may also be subject to local taxes, depending on the laws of your locality. Distributions may also be subject to local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. Information about the tax status of each year's dividends and distribution will be mailed to shareholders annually. Because some states exempt their own municipal obligations from tax, you will receive tax information each year showing the percentage of the Tax-Free Income Fund's dividends attributable to each state.


--------------------------------------------------------------------------------
CAPITALIZATION AND VOTING RIGHTS
--------------------------------------------------------------------------------

Each of the Funds (or the corporate issuer of their shares) is organized as a Minnesota corporation. Each of the Funds (or its corporate issuer) has only one class of shares -- common shares. The U.S. Government Securities Fund and Money Market Fund each has one series of common shares consisting of ten billion shares with a par value of one-tenth of one cent per share. The corporate issuer of Tax-Free Income Fund, Minnesota Tax-Free Income Fund, and Bond Fund (Sit Mutual Funds II, Inc.) is organized as a series fund with one trillion shares of common stock authorized and a par value of one tenth of one cent per share. Ten billion of these shares have been designated by the Board of Directors for each series: Series A Common Shares, which represent shares of Tax-Free Income Fund; Series B Common Shares, which represent shares of Minnesota Tax-Free Income Fund; Series C Common Shares which represent shares of Bond Fund. The Board of Directors of Sit Mutual Funds II, Inc. is empowered to issue other series of common stock without shareholder approval.

The shares of each Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of each Fund. The shares of each Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

The Funds are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. However, the Funds intend to hold meetings of shareholders annually. In addition, certain shareholders under certain circumstances may demand a regular meeting of shareholders pursuant to Minnesota law and the Investment Company Act of 1940. See the Statement of Additional Information for further information.


--------------------------------------------------------------------------------
YEAR 2000 COMPUTER ISSUE
--------------------------------------------------------------------------------

The Year 2000 issue arises when computer programs represent dates as two digits instead of four. Such pro-grams may incorrectly assume that the year after 1999 is 1900. This faulty logic could have a material impact on the operations of the Funds if the flawed software disrupts the availability of critical systems or results in miscalculations. The Funds have no computer systems of their own but are dependent upon the systems maintained by the Adviser and certain other third party service providers.

A comprehensive review of the third party service providers' and the Adviser's computer systems and business processes is being conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis, but there can be no assurance of the success of these measures.

The companies or governments in which the Funds invest also may be adversely affected by Year 2000 issues. This may affect the value of the Funds' investments. The potential materiality of any such impact is not known at this time.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Under Minnesota law, the Board of Directors of each Fund has overall responsibility for managing the Funds, in good faith, in a manner reasonably believed to be in the best interests of each Fund, and with the care an ordinary prudent person would exercise in similar circumstances.

This prospectus omits certain of the information contained in the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. 20549. Items of information which are omitted may be obtained from the Securities and Exchange Commission upon payment of the fees prescribed by the rules and regulations of the Commission.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined Prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by the use of a combined prospectus.

Directors:
                   Eugene C. Sit, CFA
                   Peter L. Mitchelson, CFA
                   Michael C. Brilley
                   William E. Frenzel
                   John E. Hulse
                   Sidney L. Jones
                   Donald W. Phillips


Director Emeritus:
                   Melvin C. Bahle


Officers:
                   Eugene C. Sit, CFA            Chairman
                   Peter L. Mitchelson, CFA      Vice Chairman
                   Michael C. Brilley            Senior Vice President
                   Mary K. Stern, CFA            President
                   Paul E. Rasmussen             Vice President & Treasurer
                   Debra A. Sit, CFA             Vice President - Investments &
                                                       Assistant Treasurer
                   Bryce A. Doty, CFA            Vice President - Investments(1)
                   Paul J. Jungquist, CFA        Vice President - Investments(2)
                   Michael P. Eckert             Vice President
                   Michael J. Radmer             Secretary
                   Carla J. Rose                 Assistant Secretary



         (1)  U.S. Government Securities Fund and Bond Fund only
         (2)   Money Market Fund only

                                SIT MUTUAL FUNDS
[LOGO]
                   4600 Norwest Center - Minneapolis, MN 55402
                  www.sitfunds.com o e-mail: info@sitinvest.com
                          612-334-5888 or 800-332-5580

Additional facts about each Fund is contained in a Statement of Additional Information (dated August 1, 1998) which has been filed with the Securities and Exchange of Commission and is incorporated herein by reference. In addition, further information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. The Statement of Additional Information and the Funds' annual and semi-annual reports are available, without charge, upon request from the Funds.

Information about the Funds is available at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet Web site at http:\\www.sec.gov, and copies of this information may be obtained, for a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


                         ADDRESS AND TELEPHONE REFERENCE

REGULAR MAIL                                          EXPRESS OR CERTIFIED MAIL
Sit Mutual Funds                                      Sit Mutual Funds
P. O. Box 5166                                        4400 Computer Drive
Westboro, MA  01581-5166                              Westboro, MA 01581

SIT INVESTOR SERVICES
To speak with an Investor Services Representative:
1-800-332-5580 or 612-334-5888

SIT WEB SITE                                          SIT E-MAIL ADDRESS
www.sitfunds.com                                      info@sitinvest.com

WIRE INSTRUCTIONS To wire money for a purchase:
   Boston Safe Deposit & Trust, Boston, MA
   ABA #011001234
   DDA #056146
   Sit Mutual Funds
   For Further Credit: (Shareholder name)
   Account Number:   (Shareholder account number)


Investment Company Act of 1940 File Nos. 811-04995; 811-04033; 811-04032

PROSPECTUS
BOND FUNDS
AUGUST 1, 1998

INVESTMENT ADVISER
SIT INVESTMENT ASSOCIATES, INC.
4600 NORWEST CENTER
MINNEAPOLIS, MN 55402
612-334-5888 (METRO AREA)
800-332-5580

DISTRIBUTOR
SIA SECURITIES CORP.
4600 NORWEST CENTER
MINNEAPOLIS, MN 55402
612-334-5888 (METRO AREA)
800-332-5580

CUSTODIAN
THE NORTHERN TRUST COMPANY
50 SOUTH LASALLE STREET
CHICAGO, IL 60675

TRANSFER AGENT AND
DISBURSING AGENT
FIRST DATA INVESTOR SERVICES
P.O. BOX 5166
WESTBORO, MA 01581-5166

AUDITORS
KPMG PEAT MARWICK LLP
4200 NORWEST CENTER
MINNEAPOLIS, MN 55402

LEGAL COUNSEL
DORSEY & WHITNEY LLP
220 SOUTH SIXTH STREET
MINNEAPOLIS, MN 55402




                                                                    MEMBER OF
                                                                    100% NO-LOAD
                                                                     MUTUAL FUND
                                                                         COUNCIL

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           SIT MONEY MARKET FUND, INC.
                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
                                  SIT BOND FUND
                            SIT TAX-FREE INCOME FUND
                       SIT MINNESOTA TAX-FREE INCOME FUND

                      4600 Norwest Center, 90 S. 7th Street
                        Minneapolis, Minnesota 55402-4130
                                  612-334-5888
                                  800-332-5580

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' prospectus which may be obtained from the Funds without charge by contacting the Funds at 4600 Norwest Center, 90 S. 7th Street, Minneapolis, Minnesota 55402-4130. Telephone: (612) 334-5888 or (800) 332-5580.
The date of this Statement of Additional Information is August 1, 1998, and it is to be used with the Funds' prospectus dated August 1, 1998.


                                TABLE OF CONTENTS

                                                                            Page
ADDITIONAL INVESTMENT RESTRICTIONS
       Money Market Fund....................................................  2
       U.S. Government Securities Fund......................................  3
       Bond Fund............................................................  3
       Tax-Free Income Fund.................................................  4
       Minnesota Tax-Free Income Fund.......................................  4
       All Funds............................................................  5
DIVERSIFICATION.............................................................  5
SECURITIES IN WHICH THE THE MONEY MARKET FUND MIGHT INVEST..................  6
SECURITIES IN WHICH THE BOND FUND MIGHT INVEST..............................  7
SECURITIES IN WHICH MINNESOTA TAX-FREE INCOME FUND MIGHT INVEST.............  8
COMMON INVESTMENTS..........................................................  9
COMPUTATION OF NET ASSET VALUE.............................................. 17
CALCULATION OF PERFORMANCE DATA............................................. 17
MANAGEMENT.................................................................. 19
INVESTMENT ADVISER.......................................................... 21
DISTRIBUTOR................................................................. 22
BROKERAGE................................................................... 23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................... 24
TAXES....................................................................... 25
FINANCIAL STATEMENTS........................................................ 27
OTHER INFORMATION........................................................... 27
LIMITATION OF DIRECTOR LIABILITY............................................ 28
APPENDIX A - BOND AND COMMERCIAL PAPER RATINGS.............................. 29
APPENDIX B - MUNICIPAL BOND RATINGS......................................... 31

ADDITIONAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objectives, policies and restrictions of the Funds are set forth in the Prospectus. Certain additional investment information is set forth below. All capitalized terms not defined herein have the same meanings as set forth in the Prospectus. In addition to the restrictions in the prospectus, each Fund is subject to other restrictions which are fundamental and may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

MONEY MARKET FUND
--------------------------------------------------------------------------------
The Money Market Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Concentrate more than 25% of the value of its net assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry. Banks shall be categorized as commercial banks and savings and loan institutions, and each category shall be considered a separate industry. As to finance companies, the following categories will be considered separate industries: 1) captive automobile finance companies; 2) captive equipment finance companies; 3) captive retail finance companies; 4) consumer loan companies; 5) diversified finance companies; and 6) captive oil finance companies. This limitation does not apply to obligations issued by the U.S. government or its agencies or instrumentalities;
2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if, as a result, more than 5% of the Fund's net assets would be invested in securities of such issuer. This restriction is limited to 75% of the Fund's net assets.
3.   Purchase more than 10% of any voting class of securities of any issuer;
4. Invest more than 10% of the Fund's net assets in securities of companies which have (with their predecessors) a record of less than five years of continuous operations;
5. Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, represent more than 5% of the issuer's securities;
6. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purpose of purchase of investments, and not in excess of 33-1/3% of the Fund's total net assets;
7. Lend money to others except through the purchase of debt obligations (including repurchase agreements) of the type which the Fund is permitted to purchase;
8. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;
9. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
10.  Invest for the purpose of controlling management of any company;
11.  Underwrite the securities of other issuers;
12. Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate;
13. Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which invest in or sponsor such programs;
14. Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds, or industrial revenue bonds;
15.  Issue senior securities as defined in the Investment Company Act of 1940;
     or
16. Invest more than 15% of its net assets collectively in all types of illiquid securities.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will:
1. Not invest more than 10% of its net assets collectively in all types of illiquid securities;

2. Comply with all requirements of Rule 2a-7 under the Investment Company Act of 1940, as such rule may be amended from time to time;
3. Not invest more than 5% of its net assets in any one issuer other than as permitted pursuant to Rule 2a-7 under the Investment Company Act of 1940, as such rule may be amended from time to time.
4. Not pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.

U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
The U.S. Government Securities Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Purchase securities of any issuer except securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities;
2. Have any limitation with regard to concentration for the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
3. Invest in commodities, commodity contracts or interest rate future contracts; or purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;
4. Make loans except by purchasing publicly distributed debt securities such as bonds, debentures and similar obligations;
5. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
6.   Invest in repurchase agreements;
7. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
8.   Underwrite the securities of other issuers;
9. Invest in securities subject to legal or contractual restrictions on resale or securities which are otherwise illiquid;
10. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;
11.  Invest in exploration or development for oil, gas or other minerals; or
12.  Issue senior securities as defined in the Investment Company Act of 1940.

The following investment restriction of the Fund is not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.

BOND FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
2. Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to financial futures contracts or options thereon;
3. Make loans except by purchase of debt obligations (including repurchase agreements) in which it may invest consistent with its investment policies;
4. Underwrite securities of other issuers except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
5. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
6.   Issue senior securities as defined in the Investment Company Act of 1940;
     or
7. Invest more than 25% of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company; 3. Write put options;
4. Invest more than 15% of its net assets collectively in all types of illiquid securities;
5. Invest in more than 10% of the outstanding voting securities of any one issuer;
6. Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing; or
7. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.

TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
The Tax-Free Income Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Invest in real estate, although it may invest in securities which are secured by or represent interests in real estate;
3. Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to index futures contracts, interest rate futures contracts or options on interest rate futures contracts for hedging;
4. Make loans except by purchase of debt obligations (including repurchase agreements) in which it may invest consistent with its investment policies;
5. Underwrite securities of other issuers except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
6.   Write put or call options;
7.   Issue senior securities as defined in the Investment Company Act of 1940;
8. Invest in more than 10% of the outstanding voting securities of any one issuer;
9. Invest more than 15% of its net assets collectively in all types of illiquid securities; or
10. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1. Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing;
2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;
3.   Invest for the purpose of exercising control or management;
4. Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by U.S. territorial possessions; or
5. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.

MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Invest in real estate, although it may invest in securities which are secured by or represent interests in real estate;
2. Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to index futures contracts, interest rate futures contracts or options on interest rate futures contracts for hedging;

3. Make loans except by purchase of debt obligations (including repurchase agreements) in which it may invest consistent with its investment policies;
4. Underwrite securities of other issuers except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
5. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
6.   Issue senior securities as defined in the Investment Company Act of 1940;
     or
7. Invest more than 25% of its assets in the securities of issuers in any single industry, except that the Fund may invest without limitation in housing.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1. Purchase on margin or sell short, except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;
3.   Write put options;
4. Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by U.S. territorial possessions;
5. Invest more than 15% of its net assets collectively in all types of illiquid securities;
6. Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing; or
7. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.

ALL FUNDS
--------------------------------------------------------------------------------
In October 1995 the shareholders of each Fund approved a change to each Fund's fundamental investment restrictions and authorized each Fund to lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. To date, the Funds have not loaned securities, and neither the Funds nor the Adviser intend to lend securities in the immediate future.

DIVERSIFICATION
--------------------------------------------------------------------------------

As a fundamental policy (in addition to the fundamental policies and restrictions set forth in the Prospectus and this Statement of Additional Information), each Fund (except Minnesota Tax-Free Income Fund) intends to operate as a "diversified" management investment company, as defined in the Investment Company Act of 1940, as amended. A "diversified" investment company means a company which meets the following requirements: At least 75% of the value of the company's total assets is represented by cash and cash items (including receivables), "Government Securities", securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. "Government Securities" means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing. Additionally, as set forth above, each of the Funds has adopted certain restrictions that are more restrictive than the policies set forth in this paragraph.

The Minnesota Tax-Free Income Fund is a nondiversified investment company as defined in the 1940 Act which means that the Fund is not restricted by the provisions of the 1940 Act with respect to diversification of its investments. However, the Fund intends to comply with the diversification requirements contained in the Internal Revenue Code of 1986. Accordingly, at the end of each quarter of the Fund's taxable year (a) at least 50% of the market value of the Fund's assets must be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the value of the Fund's total assets can be invested in the securities of any one issuer (other than U.S. Government securities). Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of diversified investment companies.

For purposes of such diversification, the identification of the issuer of tax-exempt securities depends on the terms and conditions of the security. If a State or a political subdivision thereof pledges its full faith and credit to payment of a security, the State or the political subdivision, respectively, is deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of a State or a political subdivision thereof are separate from those of the State or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality is deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise of specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or specific project is deemed the sole issuer. If, however, in any of the above cases, a state, political subdivision or some other entity guarantees a security and the value of all securities issued or guaranteed by the guarantor and owned by the Fund exceeds 10% of the value of the Fund's total assets, the guarantee is considered a separate security and is treated as an issue of the guarantor.

SECURITIES IN WHICH THE MONEY MARKET FUND MIGHT INVEST
--------------------------------------------------------------------------------

OBLIGATIONS OF BANKS
--------------------------------------------------------------------------------
Bank money instruments in which the Fund may invest include certificates of deposit, including variable rate certificates of deposit, bankers' acceptances and time deposits. "Bank" includes commercial banks, savings banks and savings and loan associations. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investors' money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market. In addition, frequently banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with the Fund's purchase of variable rate certifies of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized. With respect to variable rate certificates of deposit maturing in 180 days or less from the time of purchase with interest rates adjusted on a monthly cycle, the Fund uses the period remaining until the next rate adjustment date for purposes of determining the average weighted maturity of its portfolio. With respect to all variable rate instruments not meeting the foregoing criteria, the Fund uses the remaining period to maturity for purposes of determining the average weighted maturity of its portfolio until such time as the Securities and Exchange Commission has determined otherwise.

A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Fund only purchases certificates of deposit from savings and loan institutions which are members of the Federal Home Loan Bank and are insured by the Federal Savings and Loan Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Fund do not benefit materially from insurance either from the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Fund are generally in denominations far in excess of the dollar limitations on insurance coverage.

COMMERCIAL PAPER AND OTHER CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Short-term corporate debt instruments purchased by the Fund consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

The Fund may also invest in fixed interest rate non-convertible corporate debt securities (i.e., bonds and debentures) with no more than 397 days remaining to maturity at date of settlement.

SECURITIES IN WHICH THE BOND FUND MIGHT INVEST
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
As discussed in the Prospectus, the Bond Fund may engage in foreign currency exchange transactions in connection with the purchase and sale of its investments. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required.
A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are affected on a commodities exchange: a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Options on foreign currencies operate similarly to options on securities and are traded primarily on the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Options traded on the over-the-counter market are illiquid and it may not be possible for the Fund to dispose of an option it has purchased or terminate its obligations under an option it has written at a time when the Adviser believes it would be advantageous to do so. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign debt security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be provided on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies in a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Although foreign exchange dealers do not charge a fee for currency conversions, they do realize a profit based upon the difference between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Bond Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SECURITIES IN WHICH THE MINNESOTA TAX-FREE INCOME FUND MIGHT INVEST
--------------------------------------------------------------------------------

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MINNESOTA TAX-EXEMPT OBLIGATIONS
--------------------------------------------------------------------------------
As described in the Prospectus relating to the Minnesota Tax-Free Income Fund, except during temporary defensive periods, this Fund will invest primarily in Minnesota tax-exempt obligations, which include obligations of the State of Minnesota or a political subdivision, municipality, agency or instrumentality of the State of Minnesota. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Minnesota tax-exempt obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Minnesota. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of Minnesota to make payment on such local obligations in the event of death.

Minnesota's constitutionality prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, Minnesota's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota's legislature is not in session the Governor is empowered to convene a special session.

Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State's economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in durable goods and non-durable goods manufacturing, particularly industrial machinery, instruments and miscellaneous, food, paper and related industries, and printing and publishing. During the period from 1980 to 1990, overall employment growth in Minnesota lagged behind national employment growth, in large part due to declining agricultural employment. The rate of non-farm employment growth in Minnesota exceeded the rate of national growth, however, in the period of 1990 to 1996. Minnesota continues to have one of the lowest unemployment rates in the nation. Since 1980, Minnesota per capita income generally has remained above the national average.

The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Frequently in recent years, legislation had been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments. The Minnesota Department of Finance February 1998 Forecast projected that, under then current laws, the State would complete its current biennium June 30, 1999 with a $1 billion surplus, plus a $350 million cash flow account balance, plus a $522 million budget reserve. The 1998 Legislature, however, adopted various tax cuts, spending increases, and other budgetary changes. As a result, the Department of Finance now estimates that the State will complete the June 30, 1999 biennium with an unrestricted balance of approximately $35 million, plus a $350 million cash flow account balance, plus a $613 million budget reserve. Total General Fund expenditures and transfers for the biennium are projected to be $21.5 billion. The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts may create additional budgetary pressures.

State grants and aids represent a large percentage of the total revenue of cities, towns, counties and school districts in Minnesota, but generally the State has no obligation to make payments on local obligations in the event of a default. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal and interest on Minnesota Municipal Bonds that are held by the Fund or the value or marketability of such obligations.

Recent Minnesota tax legislation and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota Tax-exempt Obligations that are held by the Minnesota Tax-Free Income Fund. See "Taxes - Minnesota Income Taxation," in the Prospectus.

COMMON INVESTMENTS
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
The mortgage-backed securities in which the Bond Fund and U.S. Government Securities Fund invest provide funds for mortgage loans made to residential home buyers. These include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage banks, commercial banks and insurance companies. Pools of mortgage loans are assembled for sale to investors such as the Funds by various private, governmental and government-related organizations.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which consist of both interest and principal payments to the investor. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities, i.e., GNMA's, are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation ("FHLMC"). FHLMC is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interest in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, however, PC's are not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.

The Federal Housing Administration ("FHA") was established by Congress in 1934 under the National Housing Act. A major purpose of the Act was to encourage the flow of private capital into residential financing on a protected basis. FHA is authorized to insure mortgage loans, primarily those related to residential housing. FHA does not make loans and does not plan or build housing. FHA Project Pools are pass-through securities representing undivided interests in pools of FHA-insured multi-family project mortgage loans.

The Funds may purchase securities which are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan. The Funds have not purchased this type of security and have no current intent to do so. This type of mortgage is insured by FHA pursuant to the provisions of Section 221(d)(4) of the National Housing Act of 1934, as amended. After a mortgagee files a claim for insurance benefits, FHA will pay insurance benefits up to 100% of the unpaid principal amount of the mortgage (generally 70% of the amount is paid within six months of the claim and the remainder within the next six months). The risks associated with this type of security are the same as other mortgage securities -- prepayment and/or redemption prior to maturity, loss of premium (if paid) if the security is redeemed prior to maturity and fluctuation in principal value due to an increase or decrease in interest rates.

The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, the pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayment is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Mortgage pass-through securities which receive regular principal payments have an average life less than their maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years.

Yields on pass-through mortgage-backed securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders.

MANUFACTURED HOME LOANS
--------------------------------------------------------------------------------
The U.S. Government Securities Fund and the Bond Fund invest in GNMA manufactured home loan pass-through securities. Manufactured home loans are fixed-rate loans secured by a manufactured home unit. In certain instances the loan may be collateralized by a combination of a manufactured home unit and a developed lot of land upon which the unit can be placed. Manufactured home loans are generally not mortgages, however, because of the structural and operational similarities with mortgage backed pass-through securities and the role of GNMA, industry practice often groups the securities within the spectrum of GNMA mortgage backed pass-through securities for listing purposes. Manufactured home loans have key characteristics different from mortgage backed securities including different prepayment rates. Prepayment rates tend to fluctuate with interest rates and other economic variables. Manufactured home loan prepayment rates generally tend to be less volatile than the prepayment rates experienced by mortgage backed securities. See the above discussion regarding mortgage backed securities.

OTHER ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
The Bond Fund may invest in asset-backed securities that are backed by consumer credit such as automobile receivables, consumer credit card receivables, utilities, and home equity loans.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
--------------------------------------------------------------------------------
The Funds, except the Money Market Fund, may invest in CMOs. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are commonly referred to as derivative securities. Similar to a bond, interest and prepaid principal on a CMO is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying each Fund's diversification tests.

In a typical CMO transaction, a corporation ("issuer") issues multiple series ("A, B, C, Z") of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage instruments or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

MUNICIPAL LEASES
--------------------------------------------------------------------------------
The Minnesota Tax-Free Income Fund and the Tax-Free Income Fund may invest up to 25% of their net assets in municipal lease obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate in any of the above. In determining leases in which the Funds will invest, the Adviser will carefully evaluate the outstanding credit rating of the issuer (and the probable secondary market acceptance of such credit rating). Additionally, the Adviser may require that certain municipal lease obligations be issued or backed by a letter of credit or put arrangement with an independent financial institution.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referendum, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

In addition to the "nonappropriation" risk, municipal leases have additional risk aspects because they represent a relatively new type of financing that has not yet developed the depth of marketability associated with conventional bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized "bond counsel," as is customarily required in larger issues of municipal securities.

Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the Securities and Exchange Commission. Municipal lease obligations held by a Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Fund's Board of Directors. Under these guidelines, the Adviser will consider factors including, but not limited to 1) whether the lease can be canceled, 2) what assurance there is that the assets represented by the lease can be sold, 3) the municipality's general credit strength (e.g. its debt, administrative, economic and financial characteristics), 4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g. the potential for an "event of non-appropriation"), and 5) the legal recourse in the event of failure to appropriate.

MUNICIPAL NOTES
--------------------------------------------------------------------------------
Municipal notes, which generally mature in three months to three years, are a type of municipal security which may be purchased by the Minnesota Tax-Free Fund and the Tax-Free Income Fund.

OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES
--------------------------------------------------------------------------------
Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. The prospectus also refers to securities which are issued or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government. Except for U.S. Treasury securities, these U.S. government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities are the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Instrumentalities of the U.S. government which issue or guarantee securities which the Fund may purchase include the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, FHLMC and the Student Loan Marketing Association. The U.S. Treasury is not obligated by law to provide support to all U.S. government instrumentalities and agencies, and the Funds will invest in securities which are not backed by the full faith and credit of the U.S. Treasury issued by such instrumentalities and agencies only when the Funds' Adviser determines that the credit risk with respect to the instrumentality or agency issuing such securities does not make its securities unsuitable investments for the Funds.

The Funds may purchase securities which are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan.

U.S. TREASURY INFLATION-PROTECTION SECURITIES
--------------------------------------------------------------------------------
Inflation-protection securities are a new type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities are auctioned and issued on a quarterly basis on the 15th of January, April, July, and October, beginning on January 15, 1997. Initially, they were issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation will be the non-seasonably adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

The value of the principal is adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October). The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that had been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury had announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in the regard are final.

Inflation-protection securities are held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities are maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

FUTURES CONTRACTS, OPTIONS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------------------------------------
The Bond Fund, Minnesota Tax-Free Income Fund, and the Tax-Free Income Fund may invest in interest rate futures contracts, index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates. The U.S. Government Securities Fund may buy and sell options on interest rate futures contracts and index futures contracts for the purpose of hedging. As a result of entering into futures contracts, no more than 10% of the Fund's (5% for Tax-Free Income Fund's) total assets may be committed to margin.

Each Fund (except the Money Market Fund) may purchase exchange traded put and call options on debt securities of an amount up to 5% of its net assets (10% for Bond Fund) for the purpose of hedging. A put option (sometimes called a standby commitment) gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option receives the premium and has the obligation to buy the underlying securities upon exercise at the exercise price during the option period. A call option (sometimes called a reverse standby commitment) gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option receives the premium and has the obligation at the exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A principal risk of standby commitments is that the writer of a commitment may default on its obligation to repurchase or deliver the securities.

An interest rate futures contract is an agreement to purchase or deliver an agreed amount of debt securities in the future for a stated price on a certain date. The Fund may use interest rate futures solely as a defense or hedge against anticipated interest rate changes and not for speculation. The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase, or conversely, selling short-term debt securities and investing in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

DESCRIPTION OF FUTURES CONTRACTS. A futures contract sale creates an obligation by the Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. The specific securities delivered or taken, respectively, at settlement date, are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Funds are required to maintain margin deposits with brokerage firms through which they enter into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Funds will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The CFTC rules provide that a mutual fund does not have to register a "commodity pool" if the Fund uses commodity futures and options positions solely (1) for "bona fide hedging" purposes (as that term is used in the rules and regulations of the CFTC) or (2) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed five percent of the liquidation value of the Fund's portfolio.

RISKS IN FUTURES CONTRACTS. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Adviser may still not result in a successful transaction.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate movements or the time span within which the movements take place. Closing out a futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the "yield curve" is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates.

RISKS OF OPTIONS. The use of options and options on interest rate futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options and options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

The Funds' purchase or sale of put or call options and options on futures contracts will be based upon predictions as to anticipated interest rates by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Funds' portfolio securities.

The Funds, except the Money Market Fund, may purchase and sell put and call options and options on interest rate futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. Options on interest rate futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase or sell securities.

A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset values of the Fund.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS. The Funds (except the Money Market
Fund) may purchase put options on futures contracts if the Adviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the Adviser expects interest rates to rise, the Funds will seek to realize a profit to offset the loss in value of its portfolio securities.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS. The Funds (except the Money Market Fund) may purchase call options on futures contracts if the Adviser anticipates a decline in interest rates. The purchase of a call option on an interest rate or index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. The Funds will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Funds are holding cash. The Funds can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Funds' cash can be used to buy long-term securities.

The Funds expect that new types of futures contracts, options thereon, and put and call options on securities and indexes may be developed in the future. As new types of instruments are developed and offered to investors, the Adviser will be permitted to invest in them provided that the Adviser believes their quality is equivalent to the Funds' quality standards.

RISKS OF INVESTING IN HIGH YIELD SECURITIES
--------------------------------------------------------------------------------
The Bond Fund and Minnesota Tax-Free Income Fund may each invest in high yield securities or "junk bonds." Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for junk bonds is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such periods, such issuers may not have sufficient cash flows to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to the creditors of the issuer. While most of the junk bonds in which the Funds may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case the Fund may experience losses and incur costs. Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

Junk bonds tend to be more volatile than higher-rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. Like higher-rated fixed income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the Fund's net asset value per share. The customary national business holidays observed by the New York Stock Exchange and on which the Funds are closed are:
New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays.

On March 31, 1998 the net asset value and public offering price per share for each Fund was calculated as follows:

Money Market Fund:
             net assets           ($43,110,774)
                                  ------------
             shares outstanding    (43,113,793)  = NAV per share = public offering price per share ($1.00)

U.S. Government Securities Fund:
             net assets          ($103,868,216)
                                 -------------
             shares outstanding     (9,767,850)  = NAV per share = public offering price per share ($10.63)

Bond Fund:
             net assets           ($10,706,251)
                                  ------------
             shares outstanding     (1,067,125)  = NAV per share = public offering price per share ($10.03)

Tax-Free Income Fund:
             net assets          ($519,578,653)
                                 -------------
             shares outstanding    (49,932,471)  = NAV per share = public offering price per share ($10.41)

Minnesota Tax-Free Income Fund:
             net assets          ($143,633,670)
                                 -------------
             shares outstanding    (13,697,612)  = NAV per share = public offering price per share ($10.49)

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

Advertisements and other sales literature for the Funds (other than Money Market
Fund) may refer to cumulative total return, average annual total return and yield.

CUMULATIVE TOTAL RETURN. Total return means cumulative total return and is calculated by finding the cumulative compounded rate of return over the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

            CTR   =    (ERV-P) X 100
                        -----
                          P
            CTR   =    cumulative total return
            ERV   =    ending redeemable value at the end of the period of a
                       hypothetical $1,000 payment made at the beginning of such
                       period
             P    =    initial payment of $1,000

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P(1+T)(n) =   ERV
               P    =   a hypothetical initial payment of $1,000;
               T    =   average annual total return;
               n    =   number of years; and
              ERV   =   ending redeemable value at the end of the period of a
                            hypothetical $1,000 payment made at the beginning of such period.

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

            Yield  =   2[(  a - b  + 1) 6 - 1]
                            -----
                              cd
              a    =   dividends and interest earned during the periods;
              b    =   expenses accrued for the period (net of reimbursements);
              c    =   the average daily number of shares outstanding
                       during the period that were entitled to receive
                       dividends; and
              d    =   the maximum offering price per
                       share on the last day of the period.

The Funds' yields for the 30-day period ended March 31, 1998 were:

             U.S. Government Securities Fund      5.61%
             Bond Fund                            5.43
             Tax-Free Income Fund                 4.70
             Minnesota Tax-Free Income Fund       5.02

CURRENT YIELD AND EFFECTIVE YIELD FOR MONEY MARKET FUND
-------------------------------------------------------
CURRENT YIELD The Money Market Fund's current yield is based on a seven-day period and is computed by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period. This number is then divided by the price per share at the beginning of the period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD The Money Market Fund's effective yield is computed by using the base period return as calculated above as follows:
Effective yield = [ (Base period return + 1) 365/7 ] - 1

TAXABLE EQUIVALENT YIELD. The Tax-Free Income Fund and Minnesota Tax-Free Income Fund may state a taxable equivalent yield which is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The taxable equivalent yield for the Tax-Free Income Fund and Minnesota Tax-Free Income Fund assuming a 39.6% marginal federal tax bracket and an 8.5% tax bracket for Minnesota residents were 7.78% and 9.08% respectively, for the 30-day period ended March 31, 1998.

DISTRIBUTION RATE. The distribution rate is computed by dividing the net investment income distributed to shareholders for a given period divided by a Fund's average net asset value per share for that period, according to the following formula:

Distribution Rate     =    a/b  X  365  X  100
                         ------
                            c
                   a  =  net investment income distributed for the period;
                   b  =  number of days in the period;
                   c  =  average net asset value during the period;

The Funds' distribution rates for the 12-month period ended March 31, 1998 were:

            U.S. Government Securities Fund     5.93%
            Bond Fund                           6.35
            Tax-Free Income Fund                5.30
            Minnesota Tax-Free Income Fund      5.31

As noted in the Prospectus, a Fund may advertise its relative performance as compiled by outside organizations or refer to publications which have mentioned its performance. The Adviser may refer to the following indices in advertisements and other sales literature: Lehman Aggregate Bond Index, Lehman 5-Year Municipal Bond Index, Lehman Intermediate Bond Index.

MANAGEMENT
--------------------------------------------------------------------------------

The Sit Funds as a group (a total of 13 funds including the Bond Funds and Stock Funds) pay each director, who is not also an officer, an annual total fee of $12,000, $2,000 for each meeting attended, and provide reimbursement for travel and other expenses. The names, addresses, principal occupations and other affiliations of directors and officers of the Funds are given below. Except as noted below, the business address of each officer and director is the same as that of the Adviser - 4600 Norwest Center, Minneapolis, Minnesota.


NAME & ADDRESS                POSITION WITH THE FUNDS           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------                -----------------------           ----------------------------------------
Eugene C. Sit, CFA *          Director and                      Chairman, CEO and CIO Sit Investment Associates, Inc.
                              Chairman                          (the "Adviser"); Chairman, CEO and CIO of Sit/Kim
                                                                International Investment Associates, Inc. ("Sit/Kim");
                                                                Director and Chairman of the Sit Funds and Director of
                                                                SIA Securities Corp. (the "Distributor")

Peter L. Mitchelson, CFA *    Director and                      President and Director of the Adviser; Executive Vice
                              Vice Chairman                     President and Director of Sit/Kim; Director and Vice
                                                                Chairman of the Sit Funds and Director of the Distributor

Michael C. Brilley *          Director, Senior Vice President,  Senior Vice President and Senior Fixed Income Officer of
                              and Senior Portfolio Manager      the Adviser

Melvin C. Bahle               Director Emeritus                 Director Emeritus of the Sit Funds; Director of the Sit
#1 Muirfield Lane                                               Funds until October, 1995; Financial consultant;
St. Louis, MO  63141                                            Director and/or Officer of several companies, foundations
                                                                and religious organizations

William E. Frenzel *          Director                          Director of the Sit Funds; Advisory Director of the
1775 Massachusetts Ave. NW                                      Adviser; Director of Sit/Kim; Senior Visiting Scholar
Washington, DC  20036                                           at the Brookings Institution; Former senior member
                                                                of Congress and a ranking member on the House Ways
                                                                and Means Committee and Vice Chairman of the House
                                                                Budget Committee



NAME & ADDRESS                POSITION WITH THE FUNDS           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------                -----------------------           ----------------------------------------

John E. Hulse                 Director                          Director of the Sit Funds; Director, Vice Chairman and
4303 Quail Run Lane                                             Chief Financial Officer at Pacific Telesis Group until
Danville, CA  64506                                             June 1992; Trustee, Benild Religious & Charitable Trust;
                                                                Trustee, Pacific Gas & Electric Nuclear
                                                                Decommissioning Trust

Sidney L. Jones               Director                          Director of the Sit Funds; Adjunct Faculty, Center for
8505 Parliament Drive                                           Public Policy Education, The Brookings Institution;
Potomac, MD  20854                                              Research Associate in Economics at Carleton
                                                                College; Former Assistant Secretary for Economic Policy,
                                                                United States Department of the Treasury

Donald W. Phillips            Director                          Director of the Sit Funds; President of Forstmann-Leff
111 West Jackson Blvd                                           International, Inc.; Executive Vice President and Director
Chicago, IL 60606                                               of Equity Financial and Management Company until
                                                                1997; Chairman of Equity Institutional Investors, Inc.,
                                                                until 1997

Mary K. Stern, CFA            President                         President of the Sit Mutual Funds; President of Mutual
                                                                Fund Group and Executive Vice President of Society
                                                                Bank, Cleveland, Ohio until 1994

Paul E. Rasmussen             Vice President & Treasurer        Vice President, Secretary and Controller for the Adviser
                                                                and Sit/Kim; Vice President and Treasurer of the Sit
                                                                Funds; President and Treasurer of the Distributor

Debra A. Sit, CFA             Vice President - Investments;     Vice President - Investments of the Tax-Free Fund and
                              Assistant Treasurer               Minnesota Tax-Free Fund and Assistant Treasurer of all
                                                                Funds

Bryce A. Doty, CFA            Vice President - Investments      Vice President - Investments of the U.S. Government
                                                                Securities Fund and Bond Fund; Head of the Public
                                                                Trading desk at Minnesota Mutual Life Insurance
                                                                Company until November, 1995

Paul J. Jungquist, CFA        Vice President - Investments      Vice President - Investments of the Money Market Fund

Michael P. Eckert             Vice President                    Vice President - Mutual Fund Sales of the Adviser

Michael J. Radmer             Secretary                         Secretary of the Sit Funds; Partner of the Funds' general
220 South Sixth Street                                          counsel, Dorsey & Whitney, LLP
Minneapolis, MN


* Directors who are deemed to be "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940. Messrs. Sit, Brilley and Mitchelson are interested persons because they are officers of the Adviser. Mr. Frenzel may be deemed to be an interested person because he is an advisory director of the Adviser.

Ms. Debra Sit is the daughter of Eugene C. Sit.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Adviser (or an affiliate) has served as the investment adviser for each Fund since the inception of each Fund.

TERMS COMMON TO ALL FUNDS' INVESTMENT MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------
Each Fund's Investment Management Agreement provides that the Adviser will manage the investment of the Fund's assets, subject to the applicable provisions of the Fund's articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Directors. Under each Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund's investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under each Agreement to report to the Fund's Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund's investment policies. Each Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, officers or employees of the Fund if duly elected to such positions by the shareholders or directors of the Fund.

Each Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund's Board of Directors or shareholders and by a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund. The Agreement is terminable upon 60 days' written notice by the Adviser or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

COMPENSATION AND ALLOCATION OF EXPENSES
--------------------------------------------------------------------------------
Under each of the Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to
 .80%, (except for the U.S. Government Securities Fund and Money Market Fund) of the average daily net assets of each Fund. However, under each such Fund's Agreement, the Adviser has agreed to bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

Under the current Investment Management Agreement for each of U.S. Government Securities Fund and Money Market Fund, the Fund is obligated to pay the Adviser a flat monthly fee (equal on an annual basis to 1.00% of the first $50 million of average daily net assets and .80% of average daily net assets in excess of $50 million for U.S. Government Securities Fund and equal on an annual basis to
 .80% of the first $50 million of average daily net assets and .60% of average daily net assets in excess of $50 million for Money Market Fund). However, under each such Fund's current Agreement, the Adviser is obligated to bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

For the period October 1, 1993 through December 31, 1998 the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of Government Fund and Money Market Fund to .80% and .50% of average daily net assets per year, respectively, and of Tax-Free Income Fund to .70% of the Fund's average daily net assets in excess of $250 million and .60% of the Funds' daily net assets in excess of $500 million. After December 31, 1998, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

On February 11, 1994 the Board of Directors changed the fiscal year end from June 30 to March 31. Set forth below are the investment management fees paid by each Fund, during the fiscal years ended March 31, 1998, 1997, 1996, 1995, and other fees and expenses paid by the Funds during such years and fees and expenses of the Funds waived or paid by the Adviser during such years:

                                                    MONEY         U.S. GOVT.                       TAX-FREE          MN TAX-FREE
                                                    MARKET        SECURITIES         BOND           INCOME              INCOME
1998                                                 FUND            FUND            FUND            FUND                FUND
----                                             -------------------------------------------------------------------------------
AVERAGE NET ASSETS                               $33,006,824      $87,324,414     $7,859,288     $421,148,441       $115,908,637
   Investment Advisory Fees                          263,629          797,954         62,780        3,365,321            926,184
   Other Expenses
   Expenses Waived                                   (98,857)        (100,000)            00         (171,504)                00
   Net Fund Expenses                                 164,772          697,954         62,780        3,193,817            926,184
Ratio of expenses to average daily net assets            .50%             .80%           .80%             .76%               .80%

1997
AVERAGE NET ASSETS                               $25,971,000      $57,925,388     $5,462,994     $296,175,655     $73,642,770.47
   Investment Advisory Fees                          208,145          564,216         43,801        2,374,577            590,061
   Other Expenses
   Expenses Waived                                   (78,042)         (99,999)            00          (46,819)                00
   Net Fund Expenses                                 130,103          464,217         43,801        2,327,758            590,061
Ratio of expenses to average daily net assets            .50%             .80%           .80%             .79%               .80%

1996
AVERAGE NET ASSETS                               $22,216,443      $44,538,307     $4,845,015     $265,004,492         $54,570,121
   Investment Advisory Fees                          178,297          445,304         38,803        2,123,785            436,992
   Other Expenses
   Expenses Waived                                   (66,862)         (88,625)            00          (15,540)                00
   Net Fund Expenses                                 111,435          356,679         38,803        2,108,245            436,992
Ratio of expenses to average daily net assets            .50%             .80%           .80%             .80%               .80%

1995
AVERAGE NET ASSETS                               $21,254,204      $36,625,411     $3,337,957     $274,227,924        $32,146,887
   Investment Advisory Fees                          169,942          366,490         26,701        2,195,496            256,587
   Other Expenses
   Expenses Waived                                   (63,828)         (73,460)            00          (24,991)                00
   Net Fund Expenses                                 106,114          293,030         26,701        2,170,505            256,587
Ratio of expenses to average daily net assets            .50%             .80%           .80%             .79%               .80%


DISTRIBUTOR
--------------------------------------------------------------------------------

Sit Mutual Funds II, Inc. (the "Company") on behalf of the Bond Fund, Minnesota Tax-Free Income Fund, and the Tax-Free Income Fund; the U.S. Government Securities Fund, and the Money Market Fund have entered into an Underwriting and Distribution Agreement with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities will act as each Fund's principal underwriter. Securities will market each Fund's shares only to certain institutional investors and all other sales of each Fund's shares will be made by each Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. Each Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of each Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund's directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days' notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify each Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of each Fund's shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

BROKERAGE
--------------------------------------------------------------------------------

Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the applicable Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for one or more of the Funds. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the applicable Funds from these transactions. The Adviser believes that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to them in managing the Funds. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, a Fund pays commissions higher than the lowest commission rates available.

Fund management does not currently anticipate that a Fund will effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Funds or the Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. ("CIS"), and Lipper Analytical Securities Corporation ("LAS"), unaffiliated registered broker-dealers located in Dallas and New York respectively. All transactions placed with CIS and LAS are subject to the above criteria. CIS and LAS provide the Adviser with a wide variety of economic, performance, and investment research information.

Investment decisions for each Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Funds or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to each Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable. All trades will be transacted through U.S. based brokerage firms and commercial banks. Brokerage commissions paid by the Funds for the fiscal years ended March 31, 1998, 1997, 1996, 1995, and for the period July 1, 1993 through fiscal year end March 31, 1994:

                                            1998       1997       1996       1995        1994
                                            ----       ----       ----       ----        ----
      Money Market Fund                         0          0          0          0          0
      U.S. Government Securities Fund     $29,252     $2,891     $4,123     $1,000     $1,173
      Bond Fund                             1,069      1,214      1,936        195        113
      Tax-Free Income Fund                 77,251          0          0          0      5,370
      Minnesota Tax-Free Income Fund       20,442        225          0      1,669      4,688

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following persons owned of record or beneficially 5% or more of the respective Fund's outstanding shares as of April 29, 1998:

                                                                                   Record       Beneficially       Of Record &
      Person                                                                        Only            Only           Beneficially
      ------                                                                       ------       ------------       -----------
MONEY MARKET FUND
      Bongards Creameries Cooperative
      Attn:  Matt Quade, 13200 County Road 51, Norwood, MN                           5%

      Christ Presbyterian Church
      Building Fund, 6901 Normandale Road, Edina, MN                                 6%

      Metropolitan Sports Facilities Commission
      900 South 5th Street, Minneapolis, MN                                         17%

U.S. GOVERNMENT SECURITIES FUND
      Charles Schwab & Company, Inc., Special Custody Account for
      Benefit Cust, 101 Montgomery Street, San Francisco, CA                        35%

      National Financial Services Corporation for
      Benefit Cust, P.O. Box 3908, New York, NY                                      9%

BOND FUND
      Charles Schwab & Company, Inc., Special Custody Account for
      Benefit Cust, 101 Montgomery Street, San Francisco, CA                        15%

      Northern Trust Cust IRA Rollover for Benefit Cust, S. Walter Richey,
      900 2nd Avenue S. Ste. 1800, Minneapolis, MN                                                    9%

      Northern Trust Cust IRA Rollover for Benefit Cust, Frank R. Zimmerman,
      4291 Maitland Road, P.O. Box 87, Acme, MI                                                       8%

      Norwest Bank MN NA, Cust Victor C. Wallestad,
      733 Marquette Avenue MS 0036, Minneapolis, MN                                                  33%

TAX-FREE INCOME FUND
      Charles Schwab & Company, Inc., Special Custody Account for
      Benefit Cust, 101 Montgomery Street, San Francisco, CA                        21%


                                                                                   Record       Beneficially       Of Record &
      Person                                                                        Only            Only           Beneficially
      ------                                                                       ------       ------------       -----------
TAX-FREE INCOME FUND
      National Financial Services Corporation for
      Benefit Cust, P.O. Box 3908, New York, NY                                      6%

MINNESOTA TAX-FREE INCOME FUND
      Charles Schwab & Company, Inc., Special Custody Account for
      Benefit Cust, 101 Montgomery Street, San Francisco, CA                        12%

      Kenneth B. Heithoff
      2015 James Avenue S., Minneapolis, MN                                                                            5%


TAXES
--------------------------------------------------------------------------------
The tax status of the Funds and the distributions which they may make are summarized in the prospectus in the section entitled "Taxes." Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock, securities, or currency, and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies).

Each Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of the Tax-Free Income Fund or the Minnesota Tax-Free Income Fund held for six months or less (although regulations may reduce this time period to 31 days) will be disallowed for federal income tax purposes to the extent of the amount of any exempt-interest dividend received with respect to such shares. Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Tax-Free Income Fund or the Minnesota Tax-Free Income Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of the Tax-Free Income Fund or the Minnesota Tax-Free Income Fund even though not directly traceable to the purchase of such shares. Federal law also restricts the deductibility of other expenses allocable to shares of such Fund.

The Tax-Free Income Fund and the Minnesota Tax-Free Income Fund intend to take all actions required under the Code to ensure that each Fund may pay "exempt-interest dividends." Distributions of net interest income from tax-exempt obligations that are designated by the Funds as exempt-interest dividends are excludable from the gross income of the Funds' shareholders. The Funds' present policy is to designate exempt-interest dividends annually. The Funds will calculate exempt-interest dividends based on the average annual method and the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of income that was tax-exempt during the period covered by the distribution. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax return. Distributions paid from other taxable interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares.

For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. The Tax-Free Income Fund and Minnesota Tax-Free Income Fund may each invest up to 20% of its net assets in securities that generate interest that is treated as an item of tax preference. In addition, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate AMT and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

Because liability for the AMT depends upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in the Tax-Free Income Fund or the Minnesota Tax-Free Income Fund will be subject to the tax will depend upon each shareholder's individual situation. For shareholders with substantial tax preferences, the AMT could reduce the after-tax economic benefits of an investment in the Tax-Free Income Fund or the Minnesota Tax-Free Income Fund. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

In addition, shareholders who are or may become recipients of Social Security benefits should be aware that exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt securities. The Tax-Free Income Fund and the Minnesota Tax-Free Income Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Funds will avoid investment in tax-exempt securities which, in the opinion of the investment adviser, pose a material risk of the loss of tax exemption. Further, if a tax-exempt security in a Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

If the Funds invest in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. If a Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Fund's hands, equal to the difference between the "adjusted issue price" of the bond at the time a Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, a Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. Furthermore, if a Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because each Fund is required to distribute substantially all of its net investments income (including accrued original issue discount), a Fund investing in either zero coupon bonds or U.S. Treasury inflation protection securities may be required to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or to liquidate securities.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

MINNESOTA INCOME TAXATION - MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends paid by the Minnesota Tax-Free Income Fund that is derived from interest on Minnesota tax exempt obligations is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

The 1995 Minnesota Legislature has enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Tax-Free Income Fund is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Fund would become taxable under this Minnesota statutory provision.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The information contained in the financial statements and annual reports to shareholders of the Funds is incorporated by reference in this Statement of Additional Information.

OTHER INFORMATION
--------------------------------------------------------------------------------

CUSTODIAN; COUNSEL; ACCOUNTANTS
--------------------------------------------------------------------------------
The Northern Trust Co., 50 South LaSalle Street, Chicago, IL 60675 acts as custodian of the Funds' assets and portfolio securities; Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is the independent General

Counsel for the Funds; and KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, acts as the Funds' independent accountants.

LIMITATION OF DIRECTOR LIABILITY
--------------------------------------------------------------------------------

Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

The Funds are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. However, the Funds intend to hold meetings of shareholders annually. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of the Funds may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Funds. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding fifteen months, in accordance with Section 16(c) under the 1940 Act, the Board of Directors of the Funds shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing so to do by the record holders of not less than 10 percent of the outstanding shares. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto. The Funds will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS
BOND RATINGS
     MOODY'S INVESTORS SERVICE, INC.
          Rating    Definition
          ------    ----------
          Aaa       Judged to be the best quality, carry the smallest degree of investment risk
          Aa        Judged to be of high quality by all standards
          A         Possess many favorable investment attributes and are to be considered as higher medium grade obligations
          Baa       Medium grade obligations. Lack outstanding investment
                    characteristics.
          Ba        Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
          B         Generally lack characteristics of a desirable investment.
                    Assurance of interest and principal payments over any long period of time may be small.
          Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     STANDARD & POOR'S CORPORATION
          Rating    Definition
          ------    ----------
          AAA       Highest grade obligations and possess the ultimate degree of protection as to principal and interest
          AA        Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree
          A         Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe
          BBB       Considered investment grade with adequate capacity to pay
                    interest and repay principal.
          BB        Judged to be speculative with some inadequacy to meet timely interest and principal payments.
          B         Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal.
          Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through B. The indicators show relative standing within the major rating categories.

     FITCH IBCA
          Rating    Definition
          ------    ----------
          AAA       Highest credit quality with exceptional ability to pay
                    interest and repay principal
          AA        Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA
          A         Investment grade with high credit quality. Ability to pay
                    interest and repay principal is strong.
          BBB       Investment grade and has satisfactory credit quality.
                    Adequate ability to pay interest and repay principal.
          BB        Considered speculative. Ability to pay interest and repay
                    principal may be affected over time by adverse economic changes.
          B         Considered highly speculative. Currently meeting interest
                    and principal obligations, but probability of continued payment reflects limited margin of safety.
          + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

     DUFF & PHELPS CREDIT RATING CO.
          Rating    Definition
          ------    ----------
          AAA       Highest credit quality, risk factors are negligible
          AA        High credit quality with moderate risk
          A         Protection factors are average but adequate, however, risk factors are more variable and greater in periods of economic stress
          BBB       Below average protection factors, but still considered
                    sufficient for prudent investment
          BB        Below investment grade but likely to meet obligations when due.
          B         Below investment grade and possessing risk that obligations will not be met when due.
          + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

COMMERCIAL PAPER RATINGS
     MOODY'S
          Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

     STANDARD & POOR'S
          The rating A-1 is the highest commercial paper rating assigned by Standard & Poor's Corporation. The modifier "+" indicates that the security is in the higher end of this rating category.

     FITCH IBCA

          F-1+         Exceptionally strong credit quality
          F-1          Strong credit quality

     DUFF & PHELPS
          Category 1 (top grade):
          Duff1+       Highest certainty of timely payment
          Duff1        Very high certainty of timely payment
          Duff1-       High certainty of timely payment

                                   APPENDIX B
     MUNICIPAL BOND, MUNICIPAL NOTE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

MUNICIPAL BOND RATINGS
      STANDARD & POOR'S CORPORATION:
          Rating    Definition
          ------    ----------
          AAA       Highest rating; extremely strong security.
          AA        Very strong security; differs from AAA in only a small
                    degree.
          A         Strong capacity but more susceptible to adverse economic
                    effects than two above categories.
          BBB       Adequate capacity but adverse economic conditions more
                    likely to weaken capacity.
          Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through B. The indicators show relative standing within the major rating categories.

     MOODY'S INVESTORS SERVICES, INC.:
          Rating    Definition
          ------    ----------
          Aaa       Best quality; carry the smallest degree of investment risk.
          Aa        High quality; margins of protection not quite as large as
                    the
          Aaa       bonds. A Upper medium grade; security adequate but could be susceptible to impairment.
          Baa       Medium grade; neither highly protected nor poorly
                    secured--lack outstanding investment characteristics and sensitive to changes in economic circumstances.

          Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     FITCH IBCA:
          Rating    Definition
          ------    ----------
          AAA       Highest credit quality with exceptional ability to pay
                    interest and repay principal
          AA        Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA A Investment grade with high credit quality. Ability to pay interest and repay principal is strong.
          BBB       Investment grade and has satisfactory credit quality.
                    Adequate ability to pay interest and repay principal.
          BB        Considered speculative. Ability to pay interest and repay
                    principal may be affected over time by adverse economic changes.
          B         Considered highly speculative. Currently meeting interest
                    and principal obligations, but probability of continued payment reflects limited margin of safety.
          + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

     DUFF & PHELPS CREDIT RATING CO.:
          Rating    Definition
          ------    ----------
          AAA       Highest credit quality, risk factors are negligible

          AA        High credit quality with moderate risk
          A         Protection factors are average but adequate, however, risk factors are more variable and greater in periods of economic stress
          BBB       Below average protection factors, but still considered
                    sufficient for prudent investment
          BB        Below investment grade but likely to meet obligations when due.
          B         Below investment grade and possessing risk that obligations will not be met when due.
          + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

MUNICIPAL NOTE RATINGS
     STANDARD & POOR'S CORPORATION:
          Rating    Definition
          ------    ----------
          SP-1      Very strong or strong capacity to pay principal and
                    interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2      Satisfactory capacity to pay principal and interest.

     MOODY'S INVESTORS SERVICE, INC.:
          Rating*   Definition
          ------    ----------
          MIG 1     Best quality
          MIG 2     High quality
          MIG 3     Favorable quality
          MIG 4     Adequate quality

          * A short-term issue having a demand feature, i.e., payment relying on external liquidity and usually payable upon demand rather than fixed maturity dates, is differentiated by Moody's with the use of the symbols VMIG1 through VMIG4.

TAX-EXEMPT COMMERCIAL PAPER RATINGS
     STANDARD & POOR'S CORPORATION:
          Rating         Definition
          ------         ----------
          A-1+           Highest degree of safety.
          A-1            Very strong degree of safety.

     MOODY'S INVESTORS SERVICE, INC.:
          Rating         Definition
          ------         ----------
          Prime 1(P-1)   Superior capacity for repayment.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements (incorporated by reference in Part B of this Registration Statement).

     (b) Exhibits (Explanatory Note: This Registration Statement contains the combined Part C for Sit U.S. Government Securities Fund, Inc., Sit Mutual Funds II, Inc., and Sit Money Market Fund, Inc.).

1.   Articles of Incorporation

     (a)  Sit U.S. Government Securities Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 11 to the Fund's Registration Statement.)

     (b)  Sit Mutual Funds II, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 12 to the Fund's Registration Statement.)

     (c)  Sit Money Market Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 12 to the Fund's Registration Statement.)

2. Bylaws

     (a)  Sit U.S. Government Securities Fund, Inc.
          (Incorporated by reference to the Fund's original Registration Statement.)

     (b)  Sit Mutual Funds II, Inc.
          (Incorporated by reference to the Fund's original Registration Statement.)

     (c)  Sit Money Market Fund, Inc.
          (Incorporated by reference to the Fund's original Registration Statement.)

4. Specimen Copy of Share Certificate

     (a)  Sit U.S. Government Securities Fund, Inc.
          (Incorporated by reference to the Fund's original Registration Statement.)

     (b)  Sit Mutual Funds II, Inc.
          (Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement.)

     (c)  Sit Money Market Fund, Inc.
          (Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement.)

5. Form of Investment Management Agreement

     (a)  Sit U.S. Government Securities Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

     (b)  Sit Mutual Funds II, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 11 to the Fund's Registration Statement.)

     (c)  Sit Money Market Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 11 to the Fund's Registration Statement.)

6.   Underwriting and Distribution Agreement

     (a)  Sit U.S. Government Securities Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 12 to the Fund's Registration Statement.)

     (b)  Sit Mutual Funds II, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 16 to the Fund's Registration Statement.)

     (c)  Sit Money Market Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 13 to the Fund's Registration Statement.)

8.1  Custodian Agreement

     (a) Sit U.S. Government Securities Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 15 to the Fund's Registration Statement.)

     (b) Sit Mutual Funds II, Inc. (Incorporated by reference to Post-Effective Amendment No. 19 to the Fund's Registration Statement.)

     (c) Sit Money Market Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)

8.2  Transfer Agency and Services Agreement

     (a) Sit U.S. Government Securities Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 15 to the Fund's Registration Statement.)

     (b) Sit Mutual Funds II, Inc. (Incorporated by reference to Post-Effective Amendment No. 19 to the Fund's Registration Statement.)

     (c) Sit Money Market Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)

8.3   Accounting Services Agreement

     (a) Sit U.S. Government Securities Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 15 to the Fund's Registration Statement.)

     (b) Sit Mutual Funds II, Inc. (Incorporated by reference to Post-Effective Amendment No. 19 to the Fund's Registration Statement.)

     (c) Sit Money Market Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)

10.  Opinions and Consents of Dorsey & Whitney

     (a)  Sit U.S. Government Securities Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 8 to the Fund's Registration Statement.)

     (b)  Sit Mutual Funds II Inc.
          (Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement.)

     (c)  Sit Money Market Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement.)

11.  Consent of KPMG Peat Marwick (Filed herewith.)

13.  Letter of Investment Intent

     (a)  Sit U.S. Government Securities Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement.)

     (b)  Sit Mutual Funds II, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

     (c)  Sit Money Market Fund, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

16.   Calculations of Performance Data

     (a)  Sit U.S. Government Securities Fund, Inc. (Filed herewith.)

     (b)  Sit Mutual Funds II, Inc. (Filed herewith.)

     (c)  Sit Money Market Fund, Inc. (Filed herewith.)

17.   Powers of Attorney

     (a) Sit U.S. Government Securities Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 16 to the Fund's Registration Statement.)

     (b) Sit Mutual Funds II Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)

     (c) Sit Money Market Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)

Item 25.  Persons Controlled by or Under Common Control with Registrant

          See the sections of the Prospectus entitled "Management" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 26. Number of Holders of Securities

     The number of holders of shares of each Registrant as of April 30, 1998 are:

Fund                                     Title of Class          Record Holders
----                                     --------------          --------------
Money Market Fund, Inc.                  Common Stock                816
U.S. Government Securities Fund, Inc.    Common Stock              1,169
Mutual Funds II, Inc.
     Bond Fund                           Common Stock, Series C      149
     Tax-Free Income Fund                Common Stock, Series A    4,525
     Minnesota Tax-Free Income Fund      Common Stock, Series B    1,496

Item 27. Indemnification


     Each Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

     Each Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

     (a) has not received indemnification for the same conduct from any other party or organization;
     (b)  acted in good faith;
     (c)  received no improper personal benefit;
     (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
     (e) reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
     (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).


     If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in
Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and
(b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Each Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 28. Business and other Connections of Investment Adviser

     Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser of each of the Sit Mutual Funds in addition to serving as the investment adviser to the Sit Mutual Funds and to various other public and private accounts.

     Below is a list of the officers and directors of the Adviser and their business/employment during the past two years.





                    Business and Employment During Past Two Years;
Name                Principal Business Address
----                --------------------------
Eugene C. Sit       Chairman, CIO and Treasurer of the Adviser; Chairman and CEO
                    of the Sit/Kim International Investment Associates, Inc.
                    ("Sit/Kim"); Chairman of the Board of Directors of all Sit
                    Mutual Funds.

Peter L. Mitchelson President and Director of the Adviser; Director and
                    Executive Vice President of the Sit/Kim; Senior Portfolio Manager of the Sit Large Cap Growth Fund; Vice Chairman & Director of all Sit Mutual Funds.

Frederick Adler     Director of the Adviser; Senior Partner, Fulbright &
                    Jaworski
                    1520 S. Ocean Boulevard
                    Palm Beach, FL 33480

                    Business and Employment During Past Two Years;
Name                Principal Business Address
----                --------------------------
Norman Bud Grossman Director of the Adviser; President, Cogel Management
                    4670 Norwest Center
                    Minneapolis MN 55402

William Frenzel     Advisory Director of the Adviser; Director of the Sit Mutual
                    Funds; Director of Sit/Kim; Senior Visiting Scholar at the
                    Brookings Institution

Mary Kay Stern      President of the Sit Mutual Funds

Roger J. Sit        Senior Vice President - Research and Investment Management
                    and Assistant to the Sit/Kim International Chief Investment
                    Officer for Investment Policy and Portfolio Management;
                    Vice President and Senior Equity Research Analyst for
                    Goldman Sachs & Company until December, 1997.

Michael C. Brilley  Senior Vice President and Senior Fixed Income Officer of the
                    Adviser; Director and Senior Vice President of Sit
                    U.S. Government Securities Fund Inc., Sit Money Market
                    Fund, Inc., Sit Mutual Funds II, Inc. and Sit Balanced Fund

Paul E. Rasmussen   Vice President, Secretary and Controller of the Adviser and
                    Sit/Kim; Vice President and Treasurer of all Sit Mutual
                    Funds

Debra A. Sit        Vice President - Bond Investments of the Adviser; Assistant
                    Treasurer of all Sit Mutual Funds; Assistant Treasurer of
                    Sit/Kim; Vice President - Investments of Sit U.S. Government
                    Securities Fund, Inc., Sit Money Market Fund, Inc., and Sit
                    Mutual Funds II, Inc.

Michael P. Eckert   Vice President - Mutual Fund Sales of the Adviser

Ronald D. Sit       Vice President - Equity Research and Portfolio Management of
                    the Adviser

Erik S. Anderson    Vice President - Equity Research and Portfolio Management of
                    the Adviser

John K. Butler      Vice President - Equity Investments of the Adviser

John T. Groton, Jr. Vice President - Equity Investments of the Adviser

Item 29. Principal Underwriters

     The Distributor for each Registrant is SIA Securities Corp., 4600 Norwest Center, Minneapolis, MN 55402, an affiliate of the Adviser, which distributes only shares of each Registrant.

     Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

                    Business and Employment During Past Two Years;
Name                Principal Business Address
----                --------------------------
Eugene C. Sit       Chairman, CIO and Treasurer of the Adviser; Chairman
                    and CEO of Sit/Kim; Chairman of the Board of Directors of all Sit Mutual Funds.

Peter L. Mitchelson President and Director of the Adviser; Director and
                    Executive Vice President of Sit/Kim; Senior Portfolio Manager of the Sit Large Cap Growth Fund; Vice Chairman & Director of all Sit Mutual Funds.

Paul E. Rasmussen   Vice President, Secretary, and Controller for the Adviser;
                    Vice President & Treasurer of all Sit Mutual Funds

Item 30. Location of Accounts and Records

     The Custodian for each Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. The Transfer Agent for each Registrant is First Data Investor Services, 4400 Computer Drive, Westboro, MA 01581. Other books and records are maintained by the Adviser, which is located at 4600 Norwest Center, Minneapolis, MN 55402.

Item 31. Management Services

     (a)  Not applicable

Item 32. Undertakings

     (a)  Not applicable

     (b)  Not applicable

     (c) Each Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director if requested to do so by the holders of at least 10% of such Registrant's outstanding shares and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (d) Each Registrant undertakes to furnish each person to whom a prospectus or any series of the Registrant is sent the latest Annual Report of such series. Such Annual Report will be furnished by the Registrant without charge upon request by such person.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of May 1998.

                                      SIT U.S. GOVERNMENT SECURITIES FUND, INC.
                                      (Registrant)

                                      By     /s/ Eugene C. Sit
                                             Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature and Title
          -------------------

/s/ Eugene C. Sit                                        Dated: May 29, 1998
Eugene C. Sit Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                    Dated: May 29, 1998
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*

*By /s/ Eugene C. Sit                                    Dated: May 29, 1998
Eugene C. Sit, Attorney-in-fact
(Pursuant to Powers of Attorney filed
previously with the Commission.)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of May 1998.

                                         SIT MUTUAL FUNDS II, INC.
                                         (Registrant)

                                         By     /s/ Eugene C. Sit
                                                Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature and Title
          -------------------

/s/ Eugene C. Sit                                        Dated: May 29, 1998
Eugene C. Sit Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                    Dated: May 29, 1998
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*

*By /s/ Eugene C. Sit                                    Dated: May 29, 1998
Eugene C. Sit, Attorney-in-fact
(Pursuant to Powers of Attorney filed
previously with the Commission.)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of May 1998.

                                          SIT MONEY MARKET FUND, INC.
                                          (Registrant)

                                          By     /s/ Eugene C. Sit
                                                 Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature and Title
          -------------------

/s/ Eugene C. Sit                                        Dated: May 29, 1998
Eugene C. Sit Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                    Dated: May 29, 1998
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*

*By /s/ Eugene C. Sit                                    Dated: May 29, 1998
Eugene C. Sit, Attorney-in-fact
(Pursuant to Powers of Attorney filed
previously with the Commission.)

                      REGISTRATION STATEMENT ON FORM N-1A

                                 EXHIBIT INDEX

EXHIBIT NO.                   NAME OF EXHIBIT                     PAGE NO.
-----------                   ---------------                     --------
       11               Independent Auditors' Consent               C-12
       16               Calculations of Performance Data            C-13